UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3587

Fidelity Financial Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Equity Dividend Income

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Equity Dividend Income	.63%
Actual		$ 1,000.00	$ 1,069.70	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Class K	.52%
Actual		$ 1,000.00	$ 1,069.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	3.9
Wells Fargo & Co.	3.4	3.1
General Electric Co.	3.3	3.6
Johnson & Johnson	3.3	2.0
JPMorgan Chase & Co.	3.1	3.2
Procter & Gamble Co.	2.9	3.1
Exxon Mobil Corp.	2.9	4.2
Cisco Systems, Inc.	2.7	2.4
ConocoPhillips Co.	2.6	2.4
Merck & Co., Inc.	2.4	2.1
	30.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	21.5
Energy	14.6	14.1
Health Care	12.3	12.1
Industrials	10.8	11.0
Information Technology	10.7	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.4%		Stocks 98.7%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	14.1%	** Foreign investments	13.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	728,500	$ 21,695
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	230,700	11,454
Cedar Fair LP (depositary unit)	200,200	10,416
Darden Restaurants, Inc.	130,300	6,531
McDonald's Corp.	137,800	13,977
Texas Roadhouse, Inc. Class A	469,500	11,869
Wyndham Worldwide Corp.	387,800	28,670
Yum! Brands, Inc.	161,300	12,470
		95,387
Media - 2.2%
CBS Outdoor Americas, Inc. (e)	185,600	6,026
Comcast Corp. Class A	1,419,000	74,072
Sinclair Broadcast Group, Inc. Class A	440,800	13,039
Time Warner, Inc.	315,229	22,012
Viacom, Inc. Class B (non-vtg.)	82,479	7,038
		122,187
Multiline Retail - 0.6%
Target Corp.	514,300	29,192
Specialty Retail - 1.4%
DSW, Inc. Class A	329,900	8,264
Foot Locker, Inc.	462,500	22,283
H&M Hennes & Mauritz AB (B Shares) (e)	361,100	15,260
Home Depot, Inc.	132,900	10,663
L Brands, Inc.	195,100	11,197
Williams-Sonoma, Inc.	166,100	11,115
		78,782
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	457,800	28,851
TOTAL CONSUMER DISCRETIONARY		376,094
CONSUMER STAPLES - 10.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	263,700	28,986
Diageo PLC sponsored ADR	90,400	11,643
Molson Coors Brewing Co. Class B	274,200	18,023
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	324,500	$ 18,009
The Coca-Cola Co.	1,078,600	44,126
		120,787
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	890,300	69,728
Kroger Co.	643,400	30,716
Walgreen Co.	371,400	26,707
		127,151
Food Products - 0.7%
Kellogg Co.	520,900	35,932
Household Products - 3.3%
Procter & Gamble Co.	1,995,805	161,241
Reckitt Benckiser Group PLC	276,800	23,663
		184,904
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	274,600	33,298
Japan Tobacco, Inc.	748,700	25,432
Lorillard, Inc.	411,000	25,552
Philip Morris International, Inc.	176,100	15,592
Reynolds American, Inc.	300,400	17,913
		117,787
TOTAL CONSUMER STAPLES		586,561
ENERGY - 14.6%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	316,600	16,672
Oil, Gas & Consumable Fuels - 14.3%
Access Midstream Partners LP	472,358	29,754
Canadian Natural Resources Ltd.	899,200	36,597
Cheniere Energy, Inc. (a)	142,500	9,706
Chevron Corp.	1,719,470	211,133
ConocoPhillips Co.	1,820,900	145,563
El Paso Pipeline Partners LP	263,000	9,005
Enterprise Products Partners LP	117,400	8,784
EQT Midstream Partners LP	106,900	8,781
Exxon Mobil Corp.	1,584,956	159,336
Imperial Oil Ltd. (e)	699,400	34,438
Markwest Energy Partners LP	306,900	19,012
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP	224,300	$ 12,821
Phillips 66 Partners LP	194,600	11,783
PrairieSky Royalty Ltd.	37,600	1,257
Scorpio Tankers, Inc.	54,400	493
Suncor Energy, Inc.	1,006,100	38,720
Targa Resources Corp.	137,200	15,773
The Williams Companies, Inc.	163,300	7,669
Valero Energy Partners LP	206,375	9,169
Western Gas Partners LP	256,800	18,487
		788,281
TOTAL ENERGY		804,953
FINANCIALS - 22.9%
Banks - 12.1%
Bank of America Corp.	2,233,000	33,808
Community Trust Bancorp, Inc.	302,720	10,389
CVB Financial Corp.	792,300	11,552
JPMorgan Chase & Co.	3,088,822	171,646
M&T Bank Corp. (e)	206,309	25,040
National Penn Bancshares, Inc.	1,061,600	10,913
Nordea Bank AB	1,200,000	17,699
PacWest Bancorp	302,888	12,243
PNC Financial Services Group, Inc.	277,300	23,645
SunTrust Banks, Inc.	530,600	20,333
Svenska Handelsbanken AB (A Shares)	395,700	20,110
U.S. Bancorp	2,931,300	123,672
Wells Fargo & Co.	3,631,308	184,398
		665,448
Capital Markets - 2.4%
Apollo Investment Corp.	89,500	750
BlackRock, Inc. Class A	138,100	42,107
Carlyle Group LP	805,400	24,943
KKR & Co. LP	1,318,800	29,976
State Street Corp.	62,255	4,063
The Blackstone Group LP	919,800	28,587
		130,426
Consumer Finance - 1.1%
Capital One Financial Corp.	777,800	61,361
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.7%
ACE Ltd.	564,700	$ 58,565
Allied World Assurance Co. Holdings Ltd.	345,300	12,949
Arthur J. Gallagher & Co.	594,100	27,228
esure Group PLC	1,668,300	7,438
MetLife, Inc.	1,439,729	73,325
The Chubb Corp.	515,508	47,767
The Travelers Companies, Inc.	726,000	67,845
Zurich Insurance Group AG	61,432	18,433
		313,550
Real Estate Investment Trusts - 1.6%
DuPont Fabros Technology, Inc.	461,900	11,811
Essex Property Trust, Inc.	90,100	16,304
HCP, Inc.	466,000	19,456
Piedmont Office Realty Trust, Inc. Class A (e)	665,700	12,395
Simon Property Group, Inc.	110,200	18,344
Washington Prime Group, Inc. (a)	55,100	1,096
Weyerhaeuser Co.	355,239	11,162
		90,568
TOTAL FINANCIALS		1,261,353
HEALTH CARE - 12.3%
Biotechnology - 1.0%
Amgen, Inc.	485,300	56,290
Health Care Equipment & Supplies - 1.3%
Covidien PLC	596,500	43,610
Steris Corp.	195,300	10,452
Stryker Corp.	225,700	19,069
		73,131
Pharmaceuticals - 10.0%
AbbVie, Inc.	452,500	24,584
AstraZeneca PLC (United Kingdom)	228,442	16,505
Bristol-Myers Squibb Co.	357,100	17,762
Johnson & Johnson	1,786,066	181,214
Merck & Co., Inc.	2,271,728	131,442
Novartis AG	284,168	25,568
Pfizer, Inc.	2,347,335	69,552
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	158,789	$ 46,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	762,300	38,489
		551,919
TOTAL HEALTH CARE		681,340
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	476,200	44,358
United Technologies Corp.	478,330	55,592
		99,950
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	782,500	24,367
KAR Auction Services, Inc.	309,400	9,449
Republic Services, Inc.	1,395,211	49,390
		83,206
Electrical Equipment - 0.7%
Eaton Corp. PLC	530,600	39,100
Industrial Conglomerates - 4.8%
3M Co.	386,500	55,096
General Electric Co.	6,861,297	183,814
Siemens AG	217,167	28,863
		267,773
Machinery - 1.6%
Caterpillar, Inc.	482,900	49,367
Parker Hannifin Corp.	79,800	9,993
Pentair Ltd.	358,000	26,721
		86,081
Professional Services - 0.2%
SGS SA (Reg.)	4,640	11,632
Road & Rail - 0.2%
CSX Corp.	299,900	8,817
TOTAL INDUSTRIALS		596,559
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	6,092,400	149,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	102,900	$ 6,118
IT Services - 3.1%
Accenture PLC Class A	290,100	23,629
Automatic Data Processing, Inc.	193,000	15,378
Fidelity National Information Services, Inc.	1,271,700	68,863
IBM Corp.	148,700	27,414
Paychex, Inc.	930,000	38,232
		173,516
Software - 2.1%
Microsoft Corp.	2,275,326	93,152
Oracle Corp.	530,700	22,300
		115,452
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	172,000	108,876
EMC Corp.	1,455,855	38,668
		147,544
TOTAL INFORMATION TECHNOLOGY		592,625
MATERIALS - 2.0%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	622,200	43,125
Eastman Chemical Co.	216,500	19,108
Potash Corp. of Saskatchewan, Inc.	387,100	14,048
		76,281
Metals & Mining - 0.3%
SunCoke Energy Partners LP	281,050	8,052
SunCoke Energy, Inc. (a)	243,500	4,889
		12,941
Paper & Forest Products - 0.3%
International Paper Co.	382,400	18,214
TOTAL MATERIALS		107,436
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	366,300	13,799
Verizon Communications, Inc.	2,055,399	102,688
		116,487
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	6,315,463	$ 22,142
TOTAL TELECOMMUNICATION SERVICES		138,629
UTILITIES - 4.9%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	547,577	29,213
IDACORP, Inc.	747,900	41,007
NextEra Energy, Inc.	336,472	32,759
Pinnacle West Capital Corp.	641,200	35,535
Xcel Energy, Inc.	851,700	26,198
		164,712
Gas Utilities - 0.4%
Atmos Energy Corp.	415,600	20,822
Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc.	574,200	17,427
Multi-Utilities - 1.2%
CMS Energy Corp.	1,174,500	34,941
Sempra Energy	314,100	31,520
		66,461
TOTAL UTILITIES		269,422
TOTAL COMMON STOCKS (Cost $4,522,504)		5,414,972
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,754)	65,900	17,517
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,348)	EUR	2,180	$ 3,333
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	13,031,309	13,031
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	67,260,354	67,260
TOTAL MONEY MARKET FUNDS (Cost $80,291)		80,291
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,621,897)		5,516,113
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,310
NET ASSETS - 100%		$ 5,519,423
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,333,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	347
Total	$ 385
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 393,611	$ 393,611	$ -	$ -
Consumer Staples	586,561	561,129	25,432	-
Energy	804,953	804,953	-	-
Financials	1,261,353	1,261,353	-	-
Health Care	681,340	592,464	88,876	-
Industrials	596,559	567,696	28,863	-
Information Technology	592,625	592,625	-	-
Materials	107,436	107,436	-	-
Telecommunication Services	138,629	116,487	22,142	-
Utilities	269,422	269,422	-	-
Preferred Securities	3,333	-	3,333	-
Money Market Funds	80,291	80,291	-	-
Total Investments in Securities:	$ 5,516,113	$ 5,347,467	$ 168,646	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 84,791
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.9%
Switzerland	3.7%
United Kingdom	2.7%
Canada	2.3%
Ireland	2.0%
Sweden	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,756) - See accompanying schedule: Unaffiliated issuers (cost $4,541,606)	$ 5,435,822
Fidelity Central Funds (cost $80,291)	80,291
Total Investments (cost $4,621,897)		$ 5,516,113
Receivable for investments sold		85,516
Receivable for fund shares sold		791
Dividends receivable		15,406
Interest receivable		68
Distributions receivable from Fidelity Central Funds		63
Prepaid expenses		2
Other receivables		397
Total assets		5,618,356

Liabilities
Payable for investments purchased	$ 25,451
Payable for fund shares redeemed	2,968
Accrued management fee	2,051
Other affiliated payables	772
Other payables and accrued expenses	431
Collateral on securities loaned, at value	67,260
Total liabilities		98,933

Net Assets		$ 5,519,423
Net Assets consist of:
Paid in capital		$ 4,865,180
Undistributed net investment income		26,968
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(266,951)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		894,226
Net Assets		$ 5,519,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($5,107,943 ÷ 200,896 shares)	$ 25.43

Class K: Net Asset Value, offering price and redemption price per share ($411,480 ÷ 16,185 shares)	$ 25.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 80,444
Special dividends		25,217
Interest		1
Income from Fidelity Central Funds		385
Total income		106,047

Expenses
Management fee	$ 12,118
Transfer agent fees	3,979
Accounting and security lending fees	552
Custodian fees and expenses	55
Independent trustees' compensation	12
Registration fees	44
Audit	39
Legal	15
Interest	1
Miscellaneous	18
Total expenses before reductions	16,833
Expense reductions	(98)	16,735
Net investment income (loss)		89,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	214,876
Foreign currency transactions	89
Total net realized gain (loss)		214,965
Change in net unrealized appreciation (depreciation) on: Investment securities	58,999
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		58,985
Net gain (loss)		273,950
Net increase (decrease) in net assets resulting from operations		$ 363,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,312	$ 117,656
Net realized gain (loss)	214,965	690,481
Change in net unrealized appreciation (depreciation)	58,985	419,084
Net increase (decrease) in net assets resulting from operations	363,262	1,227,221
Distributions to shareholders from net investment income	(84,805)	(114,544)
Share transactions - net increase (decrease)	(193,220)	(780,081)
Total increase (decrease) in net assets	85,237	332,596

Net Assets
Beginning of period	5,434,186	5,101,590
End of period (including undistributed net investment income of $26,968 and undistributed net investment income of $22,461, respectively)	$ 5,519,423	$ 5,434,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity Dividend Income

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32
Income from Investment Operations
Net investment income (loss) D	.40 G	.49	.46	.33	.26	.27
Net realized and unrealized gain (loss)	1.26	4.59	2.48	.21	.63	2.86
Total from investment operations	1.66	5.08	2.94	.54	.89	3.13
Distributions from net investment income	(.38)	(.47)	(.43)	(.32)	(.24)	(.29)
Net asset value, end of period	$ 25.43	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16
Total Return B, C	6.97%	26.35%	17.42%	3.17%	5.57%	24.07%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.65%	.67%	.68%	.69%	.75%
Expenses net of fee waivers, if any	.63% A	.65%	.67%	.68%	.69%	.75%
Expenses net of all reductions	.63% A	.63%	.66%	.67%	.69%	.74%
Net investment income (loss)	3.31% A, G	2.24%	2.45%	1.83%	1.57%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 5,108	$ 4,993	$ 4,538	$ 4,198	$ 4,777	$ 5,288
Portfolio turnover rate F	47% A	86%	78%	82%	30%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.37%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Income from Investment Operations
Net investment income (loss) D	.42 G	.51	.48	.35	.28	.29
Net realized and unrealized gain (loss)	1.25	4.61	2.48	.21	.65	2.87
Total from investment operations	1.67	5.12	2.96	.56	.93	3.16
Distributions from net investment income	(.40)	(.50)	(.46)	(.35)	(.27)	(.32)
Net asset value, end of period	$ 25.42	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16
Total Return B, C	6.99%	26.57%	17.53%	3.26%	5.80%	24.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of all reductions	.52% A	.51%	.53%	.53%	.54%	.56%
Net investment income (loss)	3.42% A, G	2.35%	2.58%	1.96%	1.72%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 411	$ 442	$ 564	$ 344	$ 368	$ 208
Portfolio turnover rate F	47% A	86%	78%	82%	30%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 930,775
Gross unrealized depreciation	(53,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ 877,446

Tax cost	$ 4,638,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (478,887)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,248,359 and $1,452,702, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity Dividend Income	$ 3,887.16
Class K	92.05
	$ 3,979

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,845.30%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,520. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $347, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Equity Dividend Income	$ 78,082	$ 102,763
Class K	6,723	11,781
Total	$ 84,805	$ 114,544

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Equity Dividend Income
Shares sold	4,985	13,466	$ 122,007	$ 289,868
Reinvestment of distributions	3,047	4,596	73,949	97,385
Shares redeemed	(13,837)	(43,641)	(337,739)	(927,030)
Net increase (decrease)	(5,805)	(25,579)	$ (141,783)	$ (539,777)
Class K
Shares sold	1,242	5,121	$ 30,418	$ 110,833
Reinvestment of distributions	278	561	6,723	11,781
Shares redeemed	(3,622)	(16,251)	(88,578)	(362,918)
Net increase (decrease)	(2,102)	(10,569)	$ (51,437)	$ (240,304)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-USAN-0714
1.786811.111

Fidelity®

Equity Dividend Income

Fund -
Class K

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Equity Dividend Income	.63%
Actual		$ 1,000.00	$ 1,069.70	$ 3.25
HypotheticalA		$ 1,000.00	$ 1,021.79	$ 3.18
Class K	.52%
Actual		$ 1,000.00	$ 1,069.90	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.34	$ 2.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.8	3.9
Wells Fargo & Co.	3.4	3.1
General Electric Co.	3.3	3.6
Johnson & Johnson	3.3	2.0
JPMorgan Chase & Co.	3.1	3.2
Procter & Gamble Co.	2.9	3.1
Exxon Mobil Corp.	2.9	4.2
Cisco Systems, Inc.	2.7	2.4
ConocoPhillips Co.	2.6	2.4
Merck & Co., Inc.	2.4	2.1
	30.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.0	21.5
Energy	14.6	14.1
Health Care	12.3	12.1
Industrials	10.8	11.0
Information Technology	10.7	11.2
Asset Allocation (% of fund's net assets)
As of May 31, 2014 *		As of November 30, 2013 **
	Stocks 98.4%		Stocks 98.7%
	Other Investments 0.1%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 1.5%		Short-Term Investments and Net Other Assets (Liabilities) 1.3%
* Foreign investments	14.1%	** Foreign investments	13.7%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Diversified Consumer Services - 0.4%
H&R Block, Inc.	728,500	$ 21,695
Hotels, Restaurants & Leisure - 1.7%
Brinker International, Inc.	230,700	11,454
Cedar Fair LP (depositary unit)	200,200	10,416
Darden Restaurants, Inc.	130,300	6,531
McDonald's Corp.	137,800	13,977
Texas Roadhouse, Inc. Class A	469,500	11,869
Wyndham Worldwide Corp.	387,800	28,670
Yum! Brands, Inc.	161,300	12,470
		95,387
Media - 2.2%
CBS Outdoor Americas, Inc. (e)	185,600	6,026
Comcast Corp. Class A	1,419,000	74,072
Sinclair Broadcast Group, Inc. Class A	440,800	13,039
Time Warner, Inc.	315,229	22,012
Viacom, Inc. Class B (non-vtg.)	82,479	7,038
		122,187
Multiline Retail - 0.6%
Target Corp.	514,300	29,192
Specialty Retail - 1.4%
DSW, Inc. Class A	329,900	8,264
Foot Locker, Inc.	462,500	22,283
H&M Hennes & Mauritz AB (B Shares) (e)	361,100	15,260
Home Depot, Inc.	132,900	10,663
L Brands, Inc.	195,100	11,197
Williams-Sonoma, Inc.	166,100	11,115
		78,782
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp.	457,800	28,851
TOTAL CONSUMER DISCRETIONARY		376,094
CONSUMER STAPLES - 10.6%
Beverages - 2.2%
Anheuser-Busch InBev SA NV ADR	263,700	28,986
Diageo PLC sponsored ADR	90,400	11,643
Molson Coors Brewing Co. Class B	274,200	18,023
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
SABMiller PLC	324,500	$ 18,009
The Coca-Cola Co.	1,078,600	44,126
		120,787
Food & Staples Retailing - 2.3%
CVS Caremark Corp.	890,300	69,728
Kroger Co.	643,400	30,716
Walgreen Co.	371,400	26,707
		127,151
Food Products - 0.7%
Kellogg Co.	520,900	35,932
Household Products - 3.3%
Procter & Gamble Co.	1,995,805	161,241
Reckitt Benckiser Group PLC	276,800	23,663
		184,904
Tobacco - 2.1%
British American Tobacco PLC sponsored ADR	274,600	33,298
Japan Tobacco, Inc.	748,700	25,432
Lorillard, Inc.	411,000	25,552
Philip Morris International, Inc.	176,100	15,592
Reynolds American, Inc.	300,400	17,913
		117,787
TOTAL CONSUMER STAPLES		586,561
ENERGY - 14.6%
Energy Equipment & Services - 0.3%
Ensco PLC Class A	316,600	16,672
Oil, Gas & Consumable Fuels - 14.3%
Access Midstream Partners LP	472,358	29,754
Canadian Natural Resources Ltd.	899,200	36,597
Cheniere Energy, Inc. (a)	142,500	9,706
Chevron Corp.	1,719,470	211,133
ConocoPhillips Co.	1,820,900	145,563
El Paso Pipeline Partners LP	263,000	9,005
Enterprise Products Partners LP	117,400	8,784
EQT Midstream Partners LP	106,900	8,781
Exxon Mobil Corp.	1,584,956	159,336
Imperial Oil Ltd. (e)	699,400	34,438
Markwest Energy Partners LP	306,900	19,012
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
MPLX LP	224,300	$ 12,821
Phillips 66 Partners LP	194,600	11,783
PrairieSky Royalty Ltd.	37,600	1,257
Scorpio Tankers, Inc.	54,400	493
Suncor Energy, Inc.	1,006,100	38,720
Targa Resources Corp.	137,200	15,773
The Williams Companies, Inc.	163,300	7,669
Valero Energy Partners LP	206,375	9,169
Western Gas Partners LP	256,800	18,487
		788,281
TOTAL ENERGY		804,953
FINANCIALS - 22.9%
Banks - 12.1%
Bank of America Corp.	2,233,000	33,808
Community Trust Bancorp, Inc.	302,720	10,389
CVB Financial Corp.	792,300	11,552
JPMorgan Chase & Co.	3,088,822	171,646
M&T Bank Corp. (e)	206,309	25,040
National Penn Bancshares, Inc.	1,061,600	10,913
Nordea Bank AB	1,200,000	17,699
PacWest Bancorp	302,888	12,243
PNC Financial Services Group, Inc.	277,300	23,645
SunTrust Banks, Inc.	530,600	20,333
Svenska Handelsbanken AB (A Shares)	395,700	20,110
U.S. Bancorp	2,931,300	123,672
Wells Fargo & Co.	3,631,308	184,398
		665,448
Capital Markets - 2.4%
Apollo Investment Corp.	89,500	750
BlackRock, Inc. Class A	138,100	42,107
Carlyle Group LP	805,400	24,943
KKR & Co. LP	1,318,800	29,976
State Street Corp.	62,255	4,063
The Blackstone Group LP	919,800	28,587
		130,426
Consumer Finance - 1.1%
Capital One Financial Corp.	777,800	61,361
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 5.7%
ACE Ltd.	564,700	$ 58,565
Allied World Assurance Co. Holdings Ltd.	345,300	12,949
Arthur J. Gallagher & Co.	594,100	27,228
esure Group PLC	1,668,300	7,438
MetLife, Inc.	1,439,729	73,325
The Chubb Corp.	515,508	47,767
The Travelers Companies, Inc.	726,000	67,845
Zurich Insurance Group AG	61,432	18,433
		313,550
Real Estate Investment Trusts - 1.6%
DuPont Fabros Technology, Inc.	461,900	11,811
Essex Property Trust, Inc.	90,100	16,304
HCP, Inc.	466,000	19,456
Piedmont Office Realty Trust, Inc. Class A (e)	665,700	12,395
Simon Property Group, Inc.	110,200	18,344
Washington Prime Group, Inc. (a)	55,100	1,096
Weyerhaeuser Co.	355,239	11,162
		90,568
TOTAL FINANCIALS		1,261,353
HEALTH CARE - 12.3%
Biotechnology - 1.0%
Amgen, Inc.	485,300	56,290
Health Care Equipment & Supplies - 1.3%
Covidien PLC	596,500	43,610
Steris Corp.	195,300	10,452
Stryker Corp.	225,700	19,069
		73,131
Pharmaceuticals - 10.0%
AbbVie, Inc.	452,500	24,584
AstraZeneca PLC (United Kingdom)	228,442	16,505
Bristol-Myers Squibb Co.	357,100	17,762
Johnson & Johnson	1,786,066	181,214
Merck & Co., Inc.	2,271,728	131,442
Novartis AG	284,168	25,568
Pfizer, Inc.	2,347,335	69,552
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Roche Holding AG (participation certificate)	158,789	$ 46,803
Teva Pharmaceutical Industries Ltd. sponsored ADR	762,300	38,489
		551,919
TOTAL HEALTH CARE		681,340
INDUSTRIALS - 10.8%
Aerospace & Defense - 1.8%
Honeywell International, Inc.	476,200	44,358
United Technologies Corp.	478,330	55,592
		99,950
Commercial Services & Supplies - 1.5%
Iron Mountain, Inc.	782,500	24,367
KAR Auction Services, Inc.	309,400	9,449
Republic Services, Inc.	1,395,211	49,390
		83,206
Electrical Equipment - 0.7%
Eaton Corp. PLC	530,600	39,100
Industrial Conglomerates - 4.8%
3M Co.	386,500	55,096
General Electric Co.	6,861,297	183,814
Siemens AG	217,167	28,863
		267,773
Machinery - 1.6%
Caterpillar, Inc.	482,900	49,367
Parker Hannifin Corp.	79,800	9,993
Pentair Ltd.	358,000	26,721
		86,081
Professional Services - 0.2%
SGS SA (Reg.)	4,640	11,632
Road & Rail - 0.2%
CSX Corp.	299,900	8,817
TOTAL INDUSTRIALS		596,559
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 2.7%
Cisco Systems, Inc.	6,092,400	149,995
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - 0.1%
TE Connectivity Ltd.	102,900	$ 6,118
IT Services - 3.1%
Accenture PLC Class A	290,100	23,629
Automatic Data Processing, Inc.	193,000	15,378
Fidelity National Information Services, Inc.	1,271,700	68,863
IBM Corp.	148,700	27,414
Paychex, Inc.	930,000	38,232
		173,516
Software - 2.1%
Microsoft Corp.	2,275,326	93,152
Oracle Corp.	530,700	22,300
		115,452
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	172,000	108,876
EMC Corp.	1,455,855	38,668
		147,544
TOTAL INFORMATION TECHNOLOGY		592,625
MATERIALS - 2.0%
Chemicals - 1.4%
E.I. du Pont de Nemours & Co.	622,200	43,125
Eastman Chemical Co.	216,500	19,108
Potash Corp. of Saskatchewan, Inc.	387,100	14,048
		76,281
Metals & Mining - 0.3%
SunCoke Energy Partners LP	281,050	8,052
SunCoke Energy, Inc. (a)	243,500	4,889
		12,941
Paper & Forest Products - 0.3%
International Paper Co.	382,400	18,214
TOTAL MATERIALS		107,436
TELECOMMUNICATION SERVICES - 2.5%
Diversified Telecommunication Services - 2.1%
CenturyLink, Inc.	366,300	13,799
Verizon Communications, Inc.	2,055,399	102,688
		116,487
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.4%
Vodafone Group PLC	6,315,463	$ 22,142
TOTAL TELECOMMUNICATION SERVICES		138,629
UTILITIES - 4.9%
Electric Utilities - 3.0%
American Electric Power Co., Inc.	547,577	29,213
IDACORP, Inc.	747,900	41,007
NextEra Energy, Inc.	336,472	32,759
Pinnacle West Capital Corp.	641,200	35,535
Xcel Energy, Inc.	851,700	26,198
		164,712
Gas Utilities - 0.4%
Atmos Energy Corp.	415,600	20,822
Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc.	574,200	17,427
Multi-Utilities - 1.2%
CMS Energy Corp.	1,174,500	34,941
Sempra Energy	314,100	31,520
		66,461
TOTAL UTILITIES		269,422
TOTAL COMMON STOCKS (Cost $4,522,504)		5,414,972
Nonconvertible Preferred Stocks - 0.3%

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Volkswagen AG (Cost $15,754)	65,900	17,517
Preferred Securities - 0.1%
		Principal Amount (000s) (d)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Baggot Securities Ltd. 10.24% (f)(g) (Cost $3,348)	EUR	2,180	$ 3,333
Money Market Funds - 1.4%
	Shares
Fidelity Cash Central Fund, 0.10% (b)	13,031,309	13,031
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	67,260,354	67,260
TOTAL MONEY MARKET FUNDS (Cost $80,291)		80,291
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $4,621,897)		5,516,113
NET OTHER ASSETS (LIABILITIES) - 0.1%		3,310
NET ASSETS - 100%		$ 5,519,423
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,333,000 or 0.1% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 38
Fidelity Securities Lending Cash Central Fund	347
Total	$ 385
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 393,611	$ 393,611	$ -	$ -
Consumer Staples	586,561	561,129	25,432	-
Energy	804,953	804,953	-	-
Financials	1,261,353	1,261,353	-	-
Health Care	681,340	592,464	88,876	-
Industrials	596,559	567,696	28,863	-
Information Technology	592,625	592,625	-	-
Materials	107,436	107,436	-	-
Telecommunication Services	138,629	116,487	22,142	-
Utilities	269,422	269,422	-	-
Preferred Securities	3,333	-	3,333	-
Money Market Funds	80,291	80,291	-	-
Total Investments in Securities:	$ 5,516,113	$ 5,347,467	$ 168,646	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 84,791
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.9%
Switzerland	3.7%
United Kingdom	2.7%
Canada	2.3%
Ireland	2.0%
Sweden	1.0%
Others (Individually Less Than 1%)	2.4%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,756) - See accompanying schedule: Unaffiliated issuers (cost $4,541,606)	$ 5,435,822
Fidelity Central Funds (cost $80,291)	80,291
Total Investments (cost $4,621,897)		$ 5,516,113
Receivable for investments sold		85,516
Receivable for fund shares sold		791
Dividends receivable		15,406
Interest receivable		68
Distributions receivable from Fidelity Central Funds		63
Prepaid expenses		2
Other receivables		397
Total assets		5,618,356

Liabilities
Payable for investments purchased	$ 25,451
Payable for fund shares redeemed	2,968
Accrued management fee	2,051
Other affiliated payables	772
Other payables and accrued expenses	431
Collateral on securities loaned, at value	67,260
Total liabilities		98,933

Net Assets		$ 5,519,423
Net Assets consist of:
Paid in capital		$ 4,865,180
Undistributed net investment income		26,968
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(266,951)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		894,226
Net Assets		$ 5,519,423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Equity Dividend Income: Net Asset Value, offering price and redemption price per share ($5,107,943 ÷ 200,896 shares)	$ 25.43

Class K: Net Asset Value, offering price and redemption price per share ($411,480 ÷ 16,185 shares)	$ 25.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 80,444
Special dividends		25,217
Interest		1
Income from Fidelity Central Funds		385
Total income		106,047

Expenses
Management fee	$ 12,118
Transfer agent fees	3,979
Accounting and security lending fees	552
Custodian fees and expenses	55
Independent trustees' compensation	12
Registration fees	44
Audit	39
Legal	15
Interest	1
Miscellaneous	18
Total expenses before reductions	16,833
Expense reductions	(98)	16,735
Net investment income (loss)		89,312
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	214,876
Foreign currency transactions	89
Total net realized gain (loss)		214,965
Change in net unrealized appreciation (depreciation) on: Investment securities	58,999
Assets and liabilities in foreign currencies	(14)
Total change in net unrealized appreciation (depreciation)		58,985
Net gain (loss)		273,950
Net increase (decrease) in net assets resulting from operations		$ 363,262

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 89,312	$ 117,656
Net realized gain (loss)	214,965	690,481
Change in net unrealized appreciation (depreciation)	58,985	419,084
Net increase (decrease) in net assets resulting from operations	363,262	1,227,221
Distributions to shareholders from net investment income	(84,805)	(114,544)
Share transactions - net increase (decrease)	(193,220)	(780,081)
Total increase (decrease) in net assets	85,237	332,596

Net Assets
Beginning of period	5,434,186	5,101,590
End of period (including undistributed net investment income of $26,968 and undistributed net investment income of $22,461, respectively)	$ 5,519,423	$ 5,434,186

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Equity Dividend Income

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16	$ 13.32
Income from Investment Operations
Net investment income (loss) D	.40 G	.49	.46	.33	.26	.27
Net realized and unrealized gain (loss)	1.26	4.59	2.48	.21	.63	2.86
Total from investment operations	1.66	5.08	2.94	.54	.89	3.13
Distributions from net investment income	(.38)	(.47)	(.43)	(.32)	(.24)	(.29)
Net asset value, end of period	$ 25.43	$ 24.15	$ 19.54	$ 17.03	$ 16.81	$ 16.16
Total Return B, C	6.97%	26.35%	17.42%	3.17%	5.57%	24.07%
Ratios to Average Net Assets E, H
Expenses before reductions	.63% A	.65%	.67%	.68%	.69%	.75%
Expenses net of fee waivers, if any	.63% A	.65%	.67%	.68%	.69%	.75%
Expenses net of all reductions	.63% A	.63%	.66%	.67%	.69%	.74%
Net investment income (loss)	3.31% A, G	2.24%	2.45%	1.83%	1.57%	1.98%
Supplemental Data
Net assets, end of period (in millions)	$ 5,108	$ 4,993	$ 4,538	$ 4,198	$ 4,777	$ 5,288
Portfolio turnover rate F	47% A	86%	78%	82%	30%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.37%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16	$ 13.32
Income from Investment Operations
Net investment income (loss) D	.42 G	.51	.48	.35	.28	.29
Net realized and unrealized gain (loss)	1.25	4.61	2.48	.21	.65	2.87
Total from investment operations	1.67	5.12	2.96	.56	.93	3.16
Distributions from net investment income	(.40)	(.50)	(.46)	(.35)	(.27)	(.32)
Net asset value, end of period	$ 25.42	$ 24.15	$ 19.53	$ 17.03	$ 16.82	$ 16.16
Total Return B, C	6.99%	26.57%	17.53%	3.26%	5.80%	24.30%
Ratios to Average Net Assets E, H
Expenses before reductions	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of fee waivers, if any	.52% A	.53%	.54%	.54%	.54%	.56%
Expenses net of all reductions	.52% A	.51%	.53%	.53%	.54%	.56%
Net investment income (loss)	3.42% A, G	2.35%	2.58%	1.96%	1.72%	2.17%
Supplemental Data
Net assets, end of period (in millions)	$ 411	$ 442	$ 564	$ 344	$ 368	$ 208
Portfolio turnover rate F	47% A	86%	78%	82%	30%	75%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.11 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.49%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Equity Dividend Income Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Equity Dividend Income and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 930,775
Gross unrealized depreciation	(53,329)
Net unrealized appreciation (depreciation) on securities and other investments	$ 877,446

Tax cost	$ 4,638,667

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (478,887)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,248,359 and $1,452,702, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .45% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Equity Dividend Income. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Equity Dividend Income	$ 3,887.16
Class K	92.05
	$ 3,979

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $17 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,845.30%		$ 1

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $4,520. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $347, including $3 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $90 for the period.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $8.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Equity Dividend Income	$ 78,082	$ 102,763
Class K	6,723	11,781
Total	$ 84,805	$ 114,544

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Equity Dividend Income
Shares sold	4,985	13,466	$ 122,007	$ 289,868
Reinvestment of distributions	3,047	4,596	73,949	97,385
Shares redeemed	(13,837)	(43,641)	(337,739)	(927,030)
Net increase (decrease)	(5,805)	(25,579)	$ (141,783)	$ (539,777)
Class K
Shares sold	1,242	5,121	$ 30,418	$ 110,833
Reinvestment of distributions	278	561	6,723	11,781
Shares redeemed	(3,622)	(16,251)	(88,578)	(362,918)
Net increase (decrease)	(2,102)	(10,569)	$ (51,437)	$ (240,304)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

EII-K-USAN-0714
1.863199.105

Fidelity®

Independence

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Independence	.69%
Actual		$ 1,000.00	$ 1,108.10	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48
Class K	.60%
Actual		$ 1,000.00	$ 1,108.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	5.1
Gilead Sciences, Inc.	2.7	2.5
Comcast Corp. Class A	2.0	2.0
Bank of America Corp.	1.9	2.3
Biogen Idec, Inc.	1.9	1.9
American Airlines Group, Inc.	1.8	1.7
Facebook, Inc. Class A	1.8	1.0
Pioneer Natural Resources Co.	1.7	1.3
EOG Resources, Inc.	1.7	1.3
Concho Resources, Inc.	1.6	1.5
	20.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.3	29.5
Health Care	21.0	18.9
Information Technology	15.5	13.4
Energy	14.4	10.5
Financials	10.5	13.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	15.8%	** Foreign investments	14.8%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.3%
Auto Components - 1.9%
BorgWarner, Inc.	250,000	$ 15,723
Delphi Automotive PLC	792,600	54,737
Visteon Corp. (a)	225,000	20,507
		90,967
Automobiles - 0.2%
General Motors Co.	300,000	10,374
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	2,000,000	24,006
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	104,100	56,952
Fiesta Restaurant Group, Inc. (a)	187,400	7,547
Las Vegas Sands Corp.	300,000	22,956
MGM Mirage, Inc. (a)	400,000	10,300
		97,755
Household Durables - 3.9%
Barratt Developments PLC	1,500,000	8,981
Bellway PLC	400,000	9,253
D.R. Horton, Inc.	1,675,000	39,664
Harman International Industries, Inc.	250,000	26,258
KB Home (d)	2,332,709	38,443
PulteGroup, Inc.	2,711,100	53,029
Taylor Morrison Home Corp. (a)	400,000	8,520
		184,148
Internet & Catalog Retail - 1.6%
JD.com, Inc. sponsored ADR	234,600	5,865
priceline.com, Inc. (a)	53,900	68,918
		74,783
Media - 6.4%
AMC Networks, Inc. Class A (a)	100,000	6,188
CBS Corp. Class B	874,000	52,099
Comcast Corp. Class A	1,850,000	96,570
ITV PLC	6,000,000	18,314
Naspers Ltd. Class N	324,000	35,718
Sirius XM Holdings, Inc. (a)(d)	1,500,000	4,920
The Walt Disney Co.	618,100	51,927
Twenty-First Century Fox, Inc. Class A	1,083,300	38,360
		304,096
Multiline Retail - 1.0%
Macy's, Inc.	763,200	45,708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(d)	450,000	$ 27,554
TJX Companies, Inc.	1,057,500	57,581
		85,135
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	150,000	11,594
Michael Kors Holdings Ltd. (a)	601,147	56,736
Prada SpA	850,000	6,359
PVH Corp.	195,200	25,694
VF Corp.	560,000	35,291
		135,674
TOTAL CONSUMER DISCRETIONARY		1,052,646
CONSUMER STAPLES - 2.6%
Beverages - 1.4%
Monster Beverage Corp. (a)	952,700	66,098
Food Products - 1.2%
Keurig Green Mountain, Inc.	499,300	56,311
TOTAL CONSUMER STAPLES		122,409
ENERGY - 14.4%
Energy Equipment & Services - 1.8%
Halliburton Co.	1,136,900	73,489
Helmerich & Payne, Inc.	125,000	13,744
		87,233
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	709,500	72,979
Canadian Natural Resources Ltd.	200,000	8,140
Cheniere Energy, Inc. (a)	100,000	6,811
Cimarex Energy Co.	300,000	38,739
Cobalt International Energy, Inc. (a)	600,000	11,094
Concho Resources, Inc. (a)	577,100	76,062
Continental Resources, Inc. (a)(d)	418,800	58,783
EOG Resources, Inc.	744,000	78,715
GasLog Ltd.	449,900	10,505
Genel Energy PLC (a)	788,500	13,970
Hess Corp.	450,000	41,085
Phillips 66 Co.	275,000	23,317
Pioneer Natural Resources Co.	383,100	80,512
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sanchez Energy Corp. (a)(d)	100,000	$ 3,443
Southwestern Energy Co. (a)	600,000	27,282
Targa Resources Corp.	36,745	4,224
Valero Energy Corp.	700,000	39,235
		594,896
TOTAL ENERGY		682,129
FINANCIALS - 10.5%
Banks - 2.7%
Bank of America Corp.	6,041,500	91,468
Guaranty Trust Bank PLC GDR (Reg. S)	300,000	2,727
Societe Generale Series A (d)	350,000	20,165
UniCredit SpA	1,500,000	13,076
		127,436
Capital Markets - 4.4%
Ameriprise Financial, Inc.	200,000	22,522
Apollo Global Management LLC Class A	828,000	20,559
BlackRock, Inc. Class A	125,000	38,113
Charles Schwab Corp.	600,000	15,126
KKR & Co. LP	1,020,600	23,198
Morgan Stanley	1,568,400	48,401
The Blackstone Group LP	1,350,000	41,958
		209,877
Consumer Finance - 0.4%
Springleaf Holdings, Inc.	799,200	18,757
Diversified Financial Services - 0.6%
McGraw Hill Financial, Inc.	345,000	28,211
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	583,733	16,280
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)(d)	21,780	21,413
Altisource Portfolio Solutions SA (a)	297,800	32,821
		54,234
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	1,139,300	39,955
TOTAL FINANCIALS		494,750
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 21.0%
Biotechnology - 14.9%
Acorda Therapeutics, Inc. (a)	450,000	$ 14,796
Actelion Ltd.	106,990	10,633
Aegerion Pharmaceuticals, Inc. (a)	535,000	17,575
Alexion Pharmaceuticals, Inc. (a)	435,800	72,482
Alnylam Pharmaceuticals, Inc. (a)	65,694	3,895
Amgen, Inc.	560,300	64,989
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	11,516
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	13,063
Biogen Idec, Inc. (a)	277,400	88,593
BioMarin Pharmaceutical, Inc. (a)	300,000	17,388
Celldex Therapeutics, Inc. (a)	250,000	3,653
Clovis Oncology, Inc. (a)	139,600	7,149
Genmab A/S (a)	300,000	12,082
Gilead Sciences, Inc. (a)	1,561,800	126,834
Intercept Pharmaceuticals, Inc. (a)	192,200	45,476
InterMune, Inc. (a)	750,000	29,715
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	5,733
Medivation, Inc. (a)	842,100	61,330
Pharmacyclics, Inc. (a)	175,000	15,545
Regeneron Pharmaceuticals, Inc. (a)	75,000	23,022
Synageva BioPharma Corp. (a)	475,000	38,546
uniQure B.V.	56,800	491
United Therapeutics Corp. (a)	200,000	19,148
		703,654
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	100,000	3,867
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)(d)	300,000	47,475
Thermo Fisher Scientific, Inc.	300,000	35,073
		82,548
Pharmaceuticals - 4.3%
Achaogen, Inc. (a)	216,300	3,035
Actavis PLC (a)	135,000	28,558
Akorn, Inc. (a)	100,000	2,797
Auxilium Pharmaceuticals, Inc. (a)(d)	400,000	8,952
Jazz Pharmaceuticals PLC (a)	250,000	35,465
Ocera Therapeutics, Inc. (a)(d)	50,000	354
Pacira Pharmaceuticals, Inc. (a)	400,000	31,044
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	375,000	$ 42,780
Valeant Pharmaceuticals International (Canada) (a)	370,260	48,605
		201,590
TOTAL HEALTH CARE		991,659
INDUSTRIALS - 8.3%
Aerospace & Defense - 3.0%
Airbus Group NV (d)	300,000	21,515
Alliant Techsystems, Inc.	50,000	6,315
General Dynamics Corp.	150,000	17,718
Huntington Ingalls Industries, Inc.	200,000	19,966
The Boeing Co.	560,600	75,821
		141,335
Airlines - 4.5%
American Airlines Group, Inc.	2,174,500	87,328
Copa Holdings SA Class A	113,000	16,151
Delta Air Lines, Inc.	1,411,775	56,344
International Consolidated Airlines Group SA CDI (a)	1,300,000	8,577
Southwest Airlines Co.	1,700,000	44,965
		213,365
Machinery - 0.8%
Caterpillar, Inc.	375,000	38,336
TOTAL INDUSTRIALS		393,036
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.9%
QUALCOMM, Inc.	525,000	42,236
Internet Software & Services - 6.0%
58.com, Inc. ADR	235,100	9,451
Bankrate, Inc. (a)	1,071,600	16,235
Cornerstone OnDemand, Inc. (a)	358,600	14,412
Facebook, Inc. Class A (a)	1,313,640	83,153
Google, Inc.:
Class A (a)	104,400	59,680
Class C (a)	89,400	50,152
Kakaku.com, Inc.	200,000	3,522
Naver Corp.	34,911	25,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	1,350,000	$ 18,980
Twitter, Inc. (d)	32,300	1,048
		282,559
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	600,000	29,166
FleetCor Technologies, Inc. (a)	250,000	31,603
Visa, Inc. Class A	172,900	37,144
		97,913
Semiconductors & Semiconductor Equipment - 1.6%
Freescale Semiconductor, Inc. (a)(d)	1,826,200	40,523
NXP Semiconductors NV (a)	550,000	34,155
		74,678
Software - 0.3%
CommVault Systems, Inc. (a)	150,000	7,338
King Digital Entertainment PLC (a)(d)	576,000	9,331
		16,669
Technology Hardware, Storage & Peripherals - 4.6%
3D Systems Corp. (a)(d)	100,000	5,065
Apple, Inc.	281,100	177,933
Nimble Storage, Inc. (d)	300,774	7,631
SanDisk Corp.	300,000	28,989
		219,618
TOTAL INFORMATION TECHNOLOGY		733,673
MATERIALS - 4.7%
Chemicals - 4.7%
Celanese Corp. Class A	200,000	12,540
CF Industries Holdings, Inc.	60,000	14,599
Eastman Chemical Co.	325,000	28,685
Huntsman Corp.	800,000	21,352
LyondellBasell Industries NV Class A	515,700	51,348
Methanex Corp.	100,000	5,736
Potash Corp. of Saskatchewan, Inc.	350,000	12,702
The Dow Chemical Co.	400,000	20,848
The Mosaic Co.	400,000	19,996
Westlake Chemical Corp.	400,000	32,340
		220,146
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	150,000	$ 15,225
SoftBank Corp.	150,000	10,904
		26,129
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	163,992	5,527
TOTAL COMMON STOCKS (Cost $3,310,540)		4,722,104
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.10% (b)	13,241,030	13,241
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	239,010,900	239,011
TOTAL MONEY MARKET FUNDS (Cost $252,252)		252,252
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $3,562,792)		4,974,356
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(248,864)
NET ASSETS - 100%		$ 4,725,492
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	1,312
Total	$ 1,320
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,052,646	$ 1,052,646	$ -	$ -
Consumer Staples	122,409	122,409	-	-
Energy	682,129	682,129	-	-
Financials	494,750	494,750	-	-
Health Care	991,659	991,659	-	-
Industrials	393,036	393,036	-	-
Information Technology	733,673	730,151	3,522	-
Materials	220,146	220,146	-	-
Telecommunication Services	26,129	15,225	10,904	-
Utilities	5,527	5,527	-	-
Money Market Funds	252,252	252,252	-	-
Total Investments in Securities:	$ 4,974,356	$ 4,959,930	$ 14,426	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.2%
Netherlands	2.3%
Canada	1.6%
Ireland	1.5%
Bailiwick of Jersey	1.5%
British Virgin Islands	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $230,037) - See accompanying schedule: Unaffiliated issuers (cost $3,310,540)	$ 4,722,104
Fidelity Central Funds (cost $252,252)	252,252
Total Investments (cost $3,562,792)		$ 4,974,356
Foreign currency held at value (cost $1,081)		1,080
Receivable for investments sold		48,978
Receivable for fund shares sold		1,607
Dividends receivable		2,727
Distributions receivable from Fidelity Central Funds		148
Prepaid expenses		2
Other receivables		109
Total assets		5,029,007

Liabilities
Payable for investments purchased	$ 57,930
Payable for fund shares redeemed	3,916
Accrued management fee	1,912
Other affiliated payables	583
Other payables and accrued expenses	163
Collateral on securities loaned, at value	239,011
Total liabilities		303,515

Net Assets		$ 4,725,492
Net Assets consist of:
Paid in capital		$ 3,297,009
Undistributed net investment income		2,602
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,318
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,411,563
Net Assets		$ 4,725,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,141,350 ÷ 106,823 shares)	$ 38.77

Class K: Net Asset Value, offering price and redemption price per share ($584,142 ÷ 15,059 shares)	$ 38.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 21,868
Income from Fidelity Central Funds (including $1,312 from security lending)		1,320
Total income		23,188

Expenses
Management fee Basic fee	$ 12,487
Performance adjustment	(672)
Transfer agent fees	2,861
Accounting and security lending fees	551
Custodian fees and expenses	61
Independent trustees' compensation	9
Appreciation in deferred trustee compensation account	1
Registration fees	66
Audit	36
Legal	10
Miscellaneous	16
Total expenses before reductions	15,426
Expense reductions	(80)	15,346
Net investment income (loss)		7,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	330,196
Foreign currency transactions	(43)
Total net realized gain (loss)		330,153
Change in net unrealized appreciation (depreciation) on: Investment securities	115,550
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		115,549
Net gain (loss)		445,702
Net increase (decrease) in net assets resulting from operations		$ 453,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,842	$ 24,930
Net realized gain (loss)	330,153	460,250
Change in net unrealized appreciation (depreciation)	115,549	751,861
Net increase (decrease) in net assets resulting from operations	453,544	1,237,041
Distributions to shareholders from net investment income	(13,748)	(7,078)
Share transactions - net increase (decrease)	25,508	(411,985)
Total increase (decrease) in net assets	465,304	817,978

Net Assets
Beginning of period	4,260,188	3,442,210
End of period (including undistributed net investment income of $2,602 and undistributed net investment income of $8,508, respectively)	$ 4,725,492	$ 4,260,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17
Income from Investment Operations
Net investment income (loss) D	.06	.19	.04	.05G	(.03)	.06
Net realized and unrealized gain (loss)	3.72	9.52	3.11	(.99)	4.26	4.96
Total from investment operations	3.78	9.71	3.15	(.94)	4.23	5.02
Distributions from net investment income	(.11)	(.05)	(.06)	-	(.03)	(.09)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.11)	(.05)	(.06)	-	(.04)	(.09)
Net asset value, end of period	$ 38.77	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10
Total ReturnB, C	10.81%	38.24%	14.14%	(4.04)%	22.18%	35.62%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%A	.62%	.78%	.70%	.92%	.92%
Expenses net of fee waivers, if any	.69%A	.62%	.78%	.70%	.92%	.92%
Expenses net of all reductions	.69%A	.60%	.77%	.70%	.92%	.91%
Net investment income (loss)	.34%A	.64%	.17%	.21%G	(.16)%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,141	$ 3,772	$ 3,055	$ 3,272	$ 3,988	$ 3,824
Portfolio turnover rate F	49%A	59%	82%	93%	103%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Income from Investment Operations
Net investment income (loss)D	.08	.22	.07	.08G	-I	.09
Net realized and unrealized gain (loss)	3.71	9.52	3.12	(1.00)	4.26	4.96
Total from investment operations	3.79	9.74	3.19	(.92)	4.26	5.05
Distributions from net investment income	(.14)	(.08)	(.10)	-	(.07)	(.11)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.14)	(.08)	(.10)	-	(.07)J	(.11)
Net asset value, end of period	$ 38.79	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12
Total ReturnB, C	10.84%	38.35%	14.33%	(3.95)%	22.37%	35.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.51%	.66%	.57%	.78%	.73%
Expenses net of fee waivers, if any	.60%A	.51%	.66%	.57%	.78%	.73%
Expenses net of all reductions	.60%A	.50%	.65%	.57%	.77%	.72%
Net investment income (loss)	.43%A	.74%	.29%	.34%G	(.01)%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 584	$ 488	$ 387	$ 287	$ 243	$ 178
Portfolio turnover rateF	49%A	59%	82%	93%	103%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,499,134
Gross unrealized depreciation	(89,967)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,409,167

Tax cost	$ 3,565,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (321,216)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,138,470 and $1,110,111, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,744.14
Class K	117.05
	$ 2,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,447.30%		$ -*

* Amount represents four hundred thirty-seven dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $184. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

as a component of income from Fidelity Central Fund, and includes $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Independence	$ 11,770	$ 5,851
Class K	1,978	1,227
Total	$ 13,748	$ 7,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Independence
Shares sold	5,342	4,092	$ 203,005	$ 121,672
Reinvestment of distributions	333	227	11,555	5,750
Shares redeemed	(6,302)	(16,931)	(234,349)	(496,459)
Net increase (decrease)	(627)	(12,612)	$ (19,789)	$ (369,037)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class K
Shares sold	3,546	3,750	$ 133,590	$ 108,972
Reinvestment of distributions	57	48	1,978	1,227
Shares redeemed	(2,443)	(5,106)	(90,271)	(153,147)
Net increase (decrease)	1,160	(1,308)	$ 45,297	$ (42,948)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-USAN-0714
1.786813.111

Fidelity®

Independence

Fund -
Class K

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Independence	.69%
Actual		$ 1,000.00	$ 1,108.10	$ 3.63
HypotheticalA		$ 1,000.00	$ 1,021.49	$ 3.48
Class K	.60%
Actual		$ 1,000.00	$ 1,108.40	$ 3.15
HypotheticalA		$ 1,000.00	$ 1,021.94	$ 3.02

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	3.8	5.1
Gilead Sciences, Inc.	2.7	2.5
Comcast Corp. Class A	2.0	2.0
Bank of America Corp.	1.9	2.3
Biogen Idec, Inc.	1.9	1.9
American Airlines Group, Inc.	1.8	1.7
Facebook, Inc. Class A	1.8	1.0
Pioneer Natural Resources Co.	1.7	1.3
EOG Resources, Inc.	1.7	1.3
Concho Resources, Inc.	1.6	1.5
	20.9
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.3	29.5
Health Care	21.0	18.9
Information Technology	15.5	13.4
Energy	14.4	10.5
Financials	10.5	13.4
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets (Liabilities) 0.1%		Short-Term Investments and Net Other Assets (Liabilities) 0.3%
* Foreign investments	15.8%	** Foreign investments	14.8%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.3%
Auto Components - 1.9%
BorgWarner, Inc.	250,000	$ 15,723
Delphi Automotive PLC	792,600	54,737
Visteon Corp. (a)	225,000	20,507
		90,967
Automobiles - 0.2%
General Motors Co.	300,000	10,374
Diversified Consumer Services - 0.5%
Estacio Participacoes SA	2,000,000	24,006
Hotels, Restaurants & Leisure - 2.1%
Chipotle Mexican Grill, Inc. (a)	104,100	56,952
Fiesta Restaurant Group, Inc. (a)	187,400	7,547
Las Vegas Sands Corp.	300,000	22,956
MGM Mirage, Inc. (a)	400,000	10,300
		97,755
Household Durables - 3.9%
Barratt Developments PLC	1,500,000	8,981
Bellway PLC	400,000	9,253
D.R. Horton, Inc.	1,675,000	39,664
Harman International Industries, Inc.	250,000	26,258
KB Home (d)	2,332,709	38,443
PulteGroup, Inc.	2,711,100	53,029
Taylor Morrison Home Corp. (a)	400,000	8,520
		184,148
Internet & Catalog Retail - 1.6%
JD.com, Inc. sponsored ADR	234,600	5,865
priceline.com, Inc. (a)	53,900	68,918
		74,783
Media - 6.4%
AMC Networks, Inc. Class A (a)	100,000	6,188
CBS Corp. Class B	874,000	52,099
Comcast Corp. Class A	1,850,000	96,570
ITV PLC	6,000,000	18,314
Naspers Ltd. Class N	324,000	35,718
Sirius XM Holdings, Inc. (a)(d)	1,500,000	4,920
The Walt Disney Co.	618,100	51,927
Twenty-First Century Fox, Inc. Class A	1,083,300	38,360
		304,096
Multiline Retail - 1.0%
Macy's, Inc.	763,200	45,708
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 1.8%
Cabela's, Inc. Class A (a)(d)	450,000	$ 27,554
TJX Companies, Inc.	1,057,500	57,581
		85,135
Textiles, Apparel & Luxury Goods - 2.9%
Deckers Outdoor Corp. (a)(d)	150,000	11,594
Michael Kors Holdings Ltd. (a)	601,147	56,736
Prada SpA	850,000	6,359
PVH Corp.	195,200	25,694
VF Corp.	560,000	35,291
		135,674
TOTAL CONSUMER DISCRETIONARY		1,052,646
CONSUMER STAPLES - 2.6%
Beverages - 1.4%
Monster Beverage Corp. (a)	952,700	66,098
Food Products - 1.2%
Keurig Green Mountain, Inc.	499,300	56,311
TOTAL CONSUMER STAPLES		122,409
ENERGY - 14.4%
Energy Equipment & Services - 1.8%
Halliburton Co.	1,136,900	73,489
Helmerich & Payne, Inc.	125,000	13,744
		87,233
Oil, Gas & Consumable Fuels - 12.6%
Anadarko Petroleum Corp.	709,500	72,979
Canadian Natural Resources Ltd.	200,000	8,140
Cheniere Energy, Inc. (a)	100,000	6,811
Cimarex Energy Co.	300,000	38,739
Cobalt International Energy, Inc. (a)	600,000	11,094
Concho Resources, Inc. (a)	577,100	76,062
Continental Resources, Inc. (a)(d)	418,800	58,783
EOG Resources, Inc.	744,000	78,715
GasLog Ltd.	449,900	10,505
Genel Energy PLC (a)	788,500	13,970
Hess Corp.	450,000	41,085
Phillips 66 Co.	275,000	23,317
Pioneer Natural Resources Co.	383,100	80,512
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Sanchez Energy Corp. (a)(d)	100,000	$ 3,443
Southwestern Energy Co. (a)	600,000	27,282
Targa Resources Corp.	36,745	4,224
Valero Energy Corp.	700,000	39,235
		594,896
TOTAL ENERGY		682,129
FINANCIALS - 10.5%
Banks - 2.7%
Bank of America Corp.	6,041,500	91,468
Guaranty Trust Bank PLC GDR (Reg. S)	300,000	2,727
Societe Generale Series A (d)	350,000	20,165
UniCredit SpA	1,500,000	13,076
		127,436
Capital Markets - 4.4%
Ameriprise Financial, Inc.	200,000	22,522
Apollo Global Management LLC Class A	828,000	20,559
BlackRock, Inc. Class A	125,000	38,113
Charles Schwab Corp.	600,000	15,126
KKR & Co. LP	1,020,600	23,198
Morgan Stanley	1,568,400	48,401
The Blackstone Group LP	1,350,000	41,958
		209,877
Consumer Finance - 0.4%
Springleaf Holdings, Inc.	799,200	18,757
Diversified Financial Services - 0.6%
McGraw Hill Financial, Inc.	345,000	28,211
Real Estate Investment Trusts - 0.3%
Altisource Residential Corp. Class B	583,733	16,280
Real Estate Management & Development - 1.2%
Altisource Asset Management Corp. (a)(d)	21,780	21,413
Altisource Portfolio Solutions SA (a)	297,800	32,821
		54,234
Thrifts & Mortgage Finance - 0.9%
Ocwen Financial Corp. (a)	1,139,300	39,955
TOTAL FINANCIALS		494,750
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 21.0%
Biotechnology - 14.9%
Acorda Therapeutics, Inc. (a)	450,000	$ 14,796
Actelion Ltd.	106,990	10,633
Aegerion Pharmaceuticals, Inc. (a)	535,000	17,575
Alexion Pharmaceuticals, Inc. (a)	435,800	72,482
Alnylam Pharmaceuticals, Inc. (a)	65,694	3,895
Amgen, Inc.	560,300	64,989
ARIAD Pharmaceuticals, Inc. (a)(d)	1,782,600	11,516
BioCryst Pharmaceuticals, Inc. (a)	1,311,590	13,063
Biogen Idec, Inc. (a)	277,400	88,593
BioMarin Pharmaceutical, Inc. (a)	300,000	17,388
Celldex Therapeutics, Inc. (a)	250,000	3,653
Clovis Oncology, Inc. (a)	139,600	7,149
Genmab A/S (a)	300,000	12,082
Gilead Sciences, Inc. (a)	1,561,800	126,834
Intercept Pharmaceuticals, Inc. (a)	192,200	45,476
InterMune, Inc. (a)	750,000	29,715
KYTHERA Biopharmaceuticals, Inc. (a)(d)	171,300	5,733
Medivation, Inc. (a)	842,100	61,330
Pharmacyclics, Inc. (a)	175,000	15,545
Regeneron Pharmaceuticals, Inc. (a)	75,000	23,022
Synageva BioPharma Corp. (a)	475,000	38,546
uniQure B.V.	56,800	491
United Therapeutics Corp. (a)	200,000	19,148
		703,654
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	100,000	3,867
Life Sciences Tools & Services - 1.7%
Illumina, Inc. (a)(d)	300,000	47,475
Thermo Fisher Scientific, Inc.	300,000	35,073
		82,548
Pharmaceuticals - 4.3%
Achaogen, Inc. (a)	216,300	3,035
Actavis PLC (a)	135,000	28,558
Akorn, Inc. (a)	100,000	2,797
Auxilium Pharmaceuticals, Inc. (a)(d)	400,000	8,952
Jazz Pharmaceuticals PLC (a)	250,000	35,465
Ocera Therapeutics, Inc. (a)(d)	50,000	354
Pacira Pharmaceuticals, Inc. (a)	400,000	31,044
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	375,000	$ 42,780
Valeant Pharmaceuticals International (Canada) (a)	370,260	48,605
		201,590
TOTAL HEALTH CARE		991,659
INDUSTRIALS - 8.3%
Aerospace & Defense - 3.0%
Airbus Group NV (d)	300,000	21,515
Alliant Techsystems, Inc.	50,000	6,315
General Dynamics Corp.	150,000	17,718
Huntington Ingalls Industries, Inc.	200,000	19,966
The Boeing Co.	560,600	75,821
		141,335
Airlines - 4.5%
American Airlines Group, Inc.	2,174,500	87,328
Copa Holdings SA Class A	113,000	16,151
Delta Air Lines, Inc.	1,411,775	56,344
International Consolidated Airlines Group SA CDI (a)	1,300,000	8,577
Southwest Airlines Co.	1,700,000	44,965
		213,365
Machinery - 0.8%
Caterpillar, Inc.	375,000	38,336
TOTAL INDUSTRIALS		393,036
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 0.9%
QUALCOMM, Inc.	525,000	42,236
Internet Software & Services - 6.0%
58.com, Inc. ADR	235,100	9,451
Bankrate, Inc. (a)	1,071,600	16,235
Cornerstone OnDemand, Inc. (a)	358,600	14,412
Facebook, Inc. Class A (a)	1,313,640	83,153
Google, Inc.:
Class A (a)	104,400	59,680
Class C (a)	89,400	50,152
Kakaku.com, Inc.	200,000	3,522
Naver Corp.	34,911	25,926
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Tencent Holdings Ltd.	1,350,000	$ 18,980
Twitter, Inc. (d)	32,300	1,048
		282,559
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	600,000	29,166
FleetCor Technologies, Inc. (a)	250,000	31,603
Visa, Inc. Class A	172,900	37,144
		97,913
Semiconductors & Semiconductor Equipment - 1.6%
Freescale Semiconductor, Inc. (a)(d)	1,826,200	40,523
NXP Semiconductors NV (a)	550,000	34,155
		74,678
Software - 0.3%
CommVault Systems, Inc. (a)	150,000	7,338
King Digital Entertainment PLC (a)(d)	576,000	9,331
		16,669
Technology Hardware, Storage & Peripherals - 4.6%
3D Systems Corp. (a)(d)	100,000	5,065
Apple, Inc.	281,100	177,933
Nimble Storage, Inc. (d)	300,774	7,631
SanDisk Corp.	300,000	28,989
		219,618
TOTAL INFORMATION TECHNOLOGY		733,673
MATERIALS - 4.7%
Chemicals - 4.7%
Celanese Corp. Class A	200,000	12,540
CF Industries Holdings, Inc.	60,000	14,599
Eastman Chemical Co.	325,000	28,685
Huntsman Corp.	800,000	21,352
LyondellBasell Industries NV Class A	515,700	51,348
Methanex Corp.	100,000	5,736
Potash Corp. of Saskatchewan, Inc.	350,000	12,702
The Dow Chemical Co.	400,000	20,848
The Mosaic Co.	400,000	19,996
Westlake Chemical Corp.	400,000	32,340
		220,146
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	150,000	$ 15,225
SoftBank Corp.	150,000	10,904
		26,129
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	163,992	5,527
TOTAL COMMON STOCKS (Cost $3,310,540)		4,722,104
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 0.10% (b)	13,241,030	13,241
Fidelity Securities Lending Cash Central Fund, 0.10% (b)(c)	239,010,900	239,011
TOTAL MONEY MARKET FUNDS (Cost $252,252)		252,252
TOTAL INVESTMENT PORTFOLIO - 105.3% (Cost $3,562,792)		4,974,356
NET OTHER ASSETS (LIABILITIES) - (5.3)%		(248,864)
NET ASSETS - 100%		$ 4,725,492
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 8
Fidelity Securities Lending Cash Central Fund	1,312
Total	$ 1,320
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,052,646	$ 1,052,646	$ -	$ -
Consumer Staples	122,409	122,409	-	-
Energy	682,129	682,129	-	-
Financials	494,750	494,750	-	-
Health Care	991,659	991,659	-	-
Industrials	393,036	393,036	-	-
Information Technology	733,673	730,151	3,522	-
Materials	220,146	220,146	-	-
Telecommunication Services	26,129	15,225	10,904	-
Utilities	5,527	5,527	-	-
Money Market Funds	252,252	252,252	-	-
Total Investments in Securities:	$ 4,974,356	$ 4,959,930	$ 14,426	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	84.2%
Netherlands	2.3%
Canada	1.6%
Ireland	1.5%
Bailiwick of Jersey	1.5%
British Virgin Islands	1.2%
Bermuda	1.1%
Others (Individually Less Than 1%)	6.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $230,037) - See accompanying schedule: Unaffiliated issuers (cost $3,310,540)	$ 4,722,104
Fidelity Central Funds (cost $252,252)	252,252
Total Investments (cost $3,562,792)		$ 4,974,356
Foreign currency held at value (cost $1,081)		1,080
Receivable for investments sold		48,978
Receivable for fund shares sold		1,607
Dividends receivable		2,727
Distributions receivable from Fidelity Central Funds		148
Prepaid expenses		2
Other receivables		109
Total assets		5,029,007

Liabilities
Payable for investments purchased	$ 57,930
Payable for fund shares redeemed	3,916
Accrued management fee	1,912
Other affiliated payables	583
Other payables and accrued expenses	163
Collateral on securities loaned, at value	239,011
Total liabilities		303,515

Net Assets		$ 4,725,492
Net Assets consist of:
Paid in capital		$ 3,297,009
Undistributed net investment income		2,602
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,318
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,411,563
Net Assets		$ 4,725,492

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Independence: Net Asset Value, offering price and redemption price per share ($4,141,350 ÷ 106,823 shares)	$ 38.77

Class K: Net Asset Value, offering price and redemption price per share ($584,142 ÷ 15,059 shares)	$ 38.79

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 21,868
Income from Fidelity Central Funds (including $1,312 from security lending)		1,320
Total income		23,188

Expenses
Management fee Basic fee	$ 12,487
Performance adjustment	(672)
Transfer agent fees	2,861
Accounting and security lending fees	551
Custodian fees and expenses	61
Independent trustees' compensation	9
Appreciation in deferred trustee compensation account	1
Registration fees	66
Audit	36
Legal	10
Miscellaneous	16
Total expenses before reductions	15,426
Expense reductions	(80)	15,346
Net investment income (loss)		7,842
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	330,196
Foreign currency transactions	(43)
Total net realized gain (loss)		330,153
Change in net unrealized appreciation (depreciation) on: Investment securities	115,550
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		115,549
Net gain (loss)		445,702
Net increase (decrease) in net assets resulting from operations		$ 453,544

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,842	$ 24,930
Net realized gain (loss)	330,153	460,250
Change in net unrealized appreciation (depreciation)	115,549	751,861
Net increase (decrease) in net assets resulting from operations	453,544	1,237,041
Distributions to shareholders from net investment income	(13,748)	(7,078)
Share transactions - net increase (decrease)	25,508	(411,985)
Total increase (decrease) in net assets	465,304	817,978

Net Assets
Beginning of period	4,260,188	3,442,210
End of period (including undistributed net investment income of $2,602 and undistributed net investment income of $8,508, respectively)	$ 4,725,492	$ 4,260,188

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Independence

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10	$ 14.17
Income from Investment Operations
Net investment income (loss) D	.06	.19	.04	.05G	(.03)	.06
Net realized and unrealized gain (loss)	3.72	9.52	3.11	(.99)	4.26	4.96
Total from investment operations	3.78	9.71	3.15	(.94)	4.23	5.02
Distributions from net investment income	(.11)	(.05)	(.06)	-	(.03)	(.09)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.11)	(.05)	(.06)	-	(.04)	(.09)
Net asset value, end of period	$ 38.77	$ 35.10	$ 25.44	$ 22.35	$ 23.29	$ 19.10
Total ReturnB, C	10.81%	38.24%	14.14%	(4.04)%	22.18%	35.62%
Ratios to Average Net Assets E, H
Expenses before reductions	.69%A	.62%	.78%	.70%	.92%	.92%
Expenses net of fee waivers, if any	.69%A	.62%	.78%	.70%	.92%	.92%
Expenses net of all reductions	.69%A	.60%	.77%	.70%	.92%	.91%
Net investment income (loss)	.34%A	.64%	.17%	.21%G	(.16)%	.36%
Supplemental Data
Net assets, end of period (in millions)	$ 4,141	$ 3,772	$ 3,055	$ 3,272	$ 3,988	$ 3,824
Portfolio turnover rate F	49%A	59%	82%	93%	103%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12	$ 14.18
Income from Investment Operations
Net investment income (loss)D	.08	.22	.07	.08G	-I	.09
Net realized and unrealized gain (loss)	3.71	9.52	3.12	(1.00)	4.26	4.96
Total from investment operations	3.79	9.74	3.19	(.92)	4.26	5.05
Distributions from net investment income	(.14)	(.08)	(.10)	-	(.07)	(.11)
Distributions from net realized gain	-	-	-	-	(.01)	-
Total distributions	(.14)	(.08)	(.10)	-	(.07)J	(.11)
Net asset value, end of period	$ 38.79	$ 35.14	$ 25.48	$ 22.39	$ 23.31	$ 19.12
Total ReturnB, C	10.84%	38.35%	14.33%	(3.95)%	22.37%	35.94%
Ratios to Average Net Assets E, H
Expenses before reductions	.60%A	.51%	.66%	.57%	.78%	.73%
Expenses net of fee waivers, if any	.60%A	.51%	.66%	.57%	.78%	.73%
Expenses net of all reductions	.60%A	.50%	.65%	.57%	.77%	.72%
Net investment income (loss)	.43%A	.74%	.29%	.34%G	(.01)%	.56%
Supplemental Data
Net assets, end of period (in millions)	$ 584	$ 488	$ 387	$ 287	$ 243	$ 178
Portfolio turnover rateF	49%A	59%	82%	93%	103%	173%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GInvestment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IAmount represents less than $.01 per share. JTotal distributions of $.07 per share is comprised of distributions from net investment income of $.067 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Independence Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Independence and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,499,134
Gross unrealized depreciation	(89,967)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,409,167

Tax cost	$ 3,565,189

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (321,216)

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,138,470 and $1,110,111, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Independence

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .52% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Independence. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Independence	$ 2,744.14
Class K	117.05
	$ 2,861

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $20 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 10,447.30%		$ -*

* Amount represents four hundred thirty-seven dollars

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $184. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Security Lending - continued

as a component of income from Fidelity Central Fund, and includes $2 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $68 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by twenty dollars.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Independence	$ 11,770	$ 5,851
Class K	1,978	1,227
Total	$ 13,748	$ 7,078

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Independence
Shares sold	5,342	4,092	$ 203,005	$ 121,672
Reinvestment of distributions	333	227	11,555	5,750
Shares redeemed	(6,302)	(16,931)	(234,349)	(496,459)
Net increase (decrease)	(627)	(12,612)	$ (19,789)	$ (369,037)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class K
Shares sold	3,546	3,750	$ 133,590	$ 108,972
Reinvestment of distributions	57	48	1,978	1,227
Shares redeemed	(2,443)	(5,106)	(90,271)	(153,147)
Net increase (decrease)	1,160	(1,308)	$ 45,297	$ (42,948)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(UK) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, Illinois

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FRE-K-USAN-0714
1.863218.105

Fidelity®

Convertible Securities

Fund

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.84%
Actual		$ 1,000.00	$ 1,070.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.12%
Actual		$ 1,000.00	$ 1,069.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.68%
Actual		$ 1,000.00	$ 1,066.40	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.45
Class C	1.60%
Actual		$ 1,000.00	$ 1,066.60	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Convertible Securities	.56%
Actual		$ 1,000.00	$ 1,072.30	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,072.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.5	5.2
Ford Motor Co. 4.25% 11/15/16	4.8	5.7
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.2
General Motors Co.	4.1	6.9
Micron Technology, Inc. 1.875% 8/1/31	3.5	2.8
Bank of America Corp. Series L, 7.25%	3.3	2.2
Citigroup, Inc.	2.8	3.5
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.7
Micron Technology, Inc. 3.125% 5/1/32	2.6	2.2
Peabody Energy Corp. 4.75% 12/15/41	2.5	2.9
	37.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	20.6
Information Technology	15.5	19.2
Financials	15.2	13.2
Health Care	12.2	9.0
Industrials	11.3	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Convertible Securities 69.7%		Convertible Securities 78.0%
	Stocks 16.6%		Stocks 10.1%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 13.7%		Short-Term Investments and Net Other Assets (Liabilities) 11.8%
* Foreign investments	2.6%	** Foreign investments	2.9%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 53.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 4.8%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 126,271
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	3,160	3,407
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	119,644
Household Durables - 1.7%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,793	5,964
Lennar Corp. 3.25% 11/15/21 (d)	20,630	37,353
		43,317
Media - 0.5%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	13,561
TOTAL CONSUMER DISCRETIONARY		306,200
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,904
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	31,680
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,631
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	24,300
Peabody Energy Corp. 4.75% 12/15/41	83,850	65,246
Western Refining, Inc. 5.75% 6/15/14	7,295	31,638
		162,495
TOTAL ENERGY		169,399
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,588
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,826
TOTAL FINANCIALS		19,414
HEALTH CARE - 10.7%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	45,970	51,343
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 55,213
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	11,094
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,138
		127,788
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	31,000	34,139
Hologic, Inc. 2% 3/1/42 (c)	22,716	24,959
		59,098
Health Care Providers & Services - 2.5%
Molina Healthcare, Inc. 1.125% 1/15/20	11,000	13,688
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,219
3.75% 12/15/25	3,610	8,696
3.75% 4/1/42	10,000	15,925
WellPoint, Inc. 2.75% 10/15/42	16,830	26,129
		66,657
Pharmaceuticals - 1.0%
Akorn, Inc. 3.5% 6/1/16	5,000	16,063
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	11,543
		27,606
TOTAL HEALTH CARE		281,149
INDUSTRIALS - 7.4%
Airlines - 3.4%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	71,612
UAL Corp. 6% 10/15/29	3,600	18,410
		90,022
Electrical Equipment - 0.6%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	14,645
Machinery - 3.4%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	6,724
2.375% 5/15/26	8,000	9,780
3.5% 4/1/18	12,860	21,123
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 22,980
Trinity Industries, Inc. 3.875% 6/1/36	15,000	27,656
		88,263
TOTAL INDUSTRIALS		192,930
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33 (d)	10,000	9,931
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,181
2.25% 5/15/41 (d)	7,000	6,593
		14,774
Internet Software & Services - 1.2%
VeriSign, Inc. 3.25% 8/15/37	10,000	15,500
Web.com Group, Inc. 1% 8/15/18	5,000	5,991
WebMD Health Corp. 2.5% 1/31/18	10,000	10,176
		31,667
Semiconductors & Semiconductor Equipment - 9.7%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	90,975
3% 11/15/43	15,000	17,681
3.125% 5/1/32	23,000	68,008
Novellus Systems, Inc. 2.625% 5/15/41	20,000	37,813
ON Semiconductor Corp. 2.625% 12/15/26	29,512	34,289
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	6,607
		255,373
Software - 2.2%
Nuance Communications, Inc.:
2.75% 8/15/27	25,585	26,321
2.75% 11/1/31	32,000	32,120
		58,441
TOTAL INFORMATION TECHNOLOGY		370,186
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,361
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	6,489
TOTAL MATERIALS		8,850
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. 7% 3/15/15	30,000	50,325
TOTAL CONVERTIBLE BONDS (Cost $1,060,779)		1,398,453
Common Stocks - 16.6%
	Shares
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 4.1%
General Motors Co.	3,126,368	108,110
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	14,894
Liberty Global PLC:
Class A (a)	110,641	4,981
Class C	275,873	11,807
		31,682
TOTAL CONSUMER DISCRETIONARY		139,793
FINANCIALS - 3.5%
Banks - 2.8%
Citigroup, Inc.	1,545,034	73,497
Insurance - 0.7%
MetLife, Inc.	254,560	12,965
MetLife, Inc. unit	200,000	5,912
		18,877
TOTAL FINANCIALS		92,374
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. (a)	821,302	$ 38,601
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,486
Airlines - 0.8%
United Continental Holdings, Inc. (a)	474,948	21,073
Building Products - 0.1%
Allegion PLC	57,913	3,034
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,393
Road & Rail - 1.4%
Hertz Global Holdings, Inc. (a)	1,206,637	35,620
TOTAL INDUSTRIALS		80,606
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Viasystems Group, Inc. (a)	549,643	5,705
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	1,435,900	12,478
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,261
NetApp, Inc.	76,367	2,826
		18,087
TOTAL INFORMATION TECHNOLOGY		36,270
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)	1,069,905	46,701
TOTAL COMMON STOCKS (Cost $342,739)		434,345
Convertible Preferred Stocks - 16.4%
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd. 4.875%	237,000	$ 24,985
Post Holdings, Inc.:
3.75% (d)	100,000	11,700
Series C, 2.50% (d)	100,000	10,107
		46,792
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	61,062
FINANCIALS - 11.0%
Banks - 9.9%
Bank of America Corp. Series L, 7.25%	74,135	88,225
Huntington Bancshares, Inc. 8.50%	2,100	2,762
Wells Fargo & Co. 7.50%	137,632	169,557
		260,544
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,361
Crown Castle International Corp. Series A, 4.50%	72,900	7,583
Weyerhaeuser Co. Series A, 6.375%	271,200	15,891
		28,835
TOTAL FINANCIALS		289,379
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	3,007
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,528
TOTAL INDUSTRIALS		20,535
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	13,189
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $377,253)		430,957
Money Market Funds - 14.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $371,981)	371,981,395	$ 371,981
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,152,752)		2,635,736
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,947)
NET ASSETS - 100%		$ 2,621,789
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,549,000 or 12.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,793	$ 139,792	$ -	$ 1
Consumer Staples	46,792	-	46,792	-
Energy	61,062	-	61,062	-
Financials	381,753	352,367	29,386	-
Health Care	38,601	38,601	-	-
Industrials	101,141	101,141	-	-
Information Technology	36,270	36,270	-	-
Materials	13,189	-	13,189	-
Telecommunication Services	46,701	46,701	-	-
Corporate Bonds	1,398,453	-	1,398,453	-
Money Market Funds	371,981	371,981	-	-
Total Investments in Securities:	$ 2,635,736	$ 1,086,853	$ 1,548,882	$ 1
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.0%
BBB	6.9%
BB	9.8%
B	13.7%
CCC,CC,C	4.2%
Not Rated	17.7%
Other Investments	33.0%
Short-Term Investments and Net Other Assets	13.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,780,771)	$ 2,263,755
Fidelity Central Funds (cost $371,981)	371,981
Total Investments (cost $2,152,752)		$ 2,635,736
Receivable for investments sold		12,268
Receivable for fund shares sold		2,480
Dividends receivable		3,095
Interest receivable		7,930
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Total assets		2,661,543

Liabilities
Payable for investments purchased	$ 35,715
Payable for fund shares redeemed	2,783
Accrued management fee	733
Distribution and service plan fees payable	74
Other affiliated payables	407
Other payables and accrued expenses	42
Total liabilities		39,754

Net Assets		$ 2,621,789
Net Assets consist of:
Paid in capital		$ 2,133,394
Undistributed net investment income		8,662
Accumulated undistributed net realized gain (loss) on investments		(3,251)
Net unrealized appreciation (depreciation) on investments		482,984
Net Assets		$ 2,621,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,023.3 ÷ 4,649.86 shares)	$ 32.48

Maximum offering price per share (100/94.25 of $32.48)	$ 34.46
Class T: Net Asset Value and redemption price per share ($14,272.8 ÷ 439.37 shares)	$ 32.48

Maximum offering price per share (100/96.50 of $32.48)	$ 33.66
Class B: Net Asset Value and offering price per share ($1,476.6 ÷ 45.53 shares)A	$ 32.43

Class C: Net Asset Value and offering price per share ($43,562.4 ÷ 1,348.92 shares)A	$ 32.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,278,791.6 ÷ 69,892.85 shares)	$ 32.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($132,662.4 ÷ 4,074.65 shares)	$ 32.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,621
Interest		16,304
Income from Fidelity Central Funds		169
Total income		28,094

Expenses
Management fee Basic fee	$ 5,663
Performance adjustment	(1,203)
Transfer agent fees	2,005
Distribution and service plan fees	399
Accounting fees and expenses	374
Custodian fees and expenses	15
Independent trustees' compensation	5
Registration fees	138
Audit	43
Legal	47
Miscellaneous	7
Total expenses before reductions	7,493
Expense reductions	(4)	7,489
Net investment income (loss)		20,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,593
Change in net unrealized appreciation (depreciation) on investment securities		95,376
Net gain (loss)		151,969
Net increase (decrease) in net assets resulting from operations		$ 172,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,605	$ 45,673
Net realized gain (loss)	56,593	60,873
Change in net unrealized appreciation (depreciation)	95,376	363,548
Net increase (decrease) in net assets resulting from operations	172,574	470,094
Distributions to shareholders from net investment income	(22,709)	(57,302)
Distributions to shareholders from net realized gain	(16,252)	-
Total distributions	(38,961)	(57,302)
Share transactions - net increase (decrease)	134,304	150,281
Total increase (decrease) in net assets	267,917	563,073

Net Assets
Beginning of period	2,353,872	1,790,799
End of period (including undistributed net investment income of $8,662 and undistributed net investment income of $10,766, respectively)	$ 2,621,789	$ 2,353,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.22	.57	.68	.72	.75	.58
Net realized and unrealized gain (loss)	1.94J	5.88	2.22	(1.34)	3.01	8.53
Total from investment operations	2.16	6.45	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.26)	(.74)	(.67)	(.75)	(.79)	(.65)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.47)	(.74)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 32.48	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total ReturnB, C, D	7.09%J	26.12%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of all reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Net investment income (loss)	1.40%A	1.99%	2.79%	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 151	$ 113	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.71%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.18	.48	.60	.65	.69	.57
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.52
Total from investment operations	2.11	6.37	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.22)	(.66)	(.60)	(.67)	(.72)	(.63)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.43)	(.66)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 32.48	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total ReturnB, C, D	6.91%J	25.73%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of fee waivers, if any	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of all reductions	1.12%A	1.30%	1.36%	1.17%	1.13%	1.25%A
Net investment income (loss)	1.12%A	1.68%	2.47%	2.55%	3.03%	3.83%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 11	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.09	.32	.47	.51	.56	.50
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.51
Total from investment operations	2.02	6.21	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.12)	(.51)	(.47)	(.52)	(.62)	(.58)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.33)	(.51)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 32.43	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total ReturnB, C, D	6.64%J	25.05%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of fee waivers, if any	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of all reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Net investment income (loss)	.55%A	1.15%	1.95%	2.00%	2.47%	3.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.10	.34	.49	.51	.56	.47
Net realized and unrealized gain (loss)	1.92J	5.87	2.22	(1.33)	3.01	8.53
Total from investment operations	2.02	6.21	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.15)	(.55)	(.49)	(.57)	(.63)	(.59)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.36)	(.55)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 32.29	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total ReturnB, C, D	6.66%J	25.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60%A	1.78%	1.82%	1.67%	1.66%	1.80%A
Expenses net of fee waivers, if any	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Expenses net of all reductions	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Net investment income (loss)	.63%A	1.20%	2.01%	2.06%	2.50%	3.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 28	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Income from Investment Operations
Net investment income (loss)D	.26	.64	.75	.79	.81	.96
Net realized and unrealized gain (loss)	1.95H	5.91	2.23	(1.35)	3.02	7.78
Total from investment operations	2.21	6.55	2.98	(.56)	3.83	8.74
Distributions from net investment income	(.30)	(.81)	(.74)	(.81)	(.84)	(.99)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.51)	(.81)	(.74)	(.81)	(.84)	(.99)
Net asset value, end of period	$ 32.60	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Total ReturnB, C	7.23%H	26.44%	13.20%	(2.54)%	18.37%	67.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.73%	.76%	.61%	.59%	.70%
Expenses net of fee waivers, if any	.56%A	.72%	.76%	.61%	.59%	.69%
Expenses net of all reductions	.56%A	.72%	.76%	.61%	.59%	.69%
Net investment income (loss)	1.68%A	2.26%	3.07%	3.12%	3.57%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 2,279	$ 2,109	$ 1,733	$ 1,904	$ 2,287	$ 2,340
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.26	.64	.74	.77	.80	.63
Net realized and unrealized gain (loss)	1.94I	5.89	2.22	(1.33)	3.02	8.54
Total from investment operations	2.20	6.53	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.29)	(.80)	(.73)	(.81)	(.84)	(.67)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.50)	(.80)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 32.56	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total ReturnB, C	7.22%I	26.42%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of fee waivers, if any	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of all reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Net investment income (loss)	1.65%A	2.22%	3.03%	3.07%	3.56%	4.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 92	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,931
Gross unrealized depreciation	(65,462)
Net unrealized appreciation (depreciation) on securities and other investments	$ 482,469

Tax cost	$ 2,153,267

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (56,392)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,101 and $263,687, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 181	$ 3
Class T	.25%	.25%	32	-*
Class B	.75%	.25%	7	5
Class C	.75%	.25%	179	77
			$ 399	$ 85

* Amount represents forty-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	1
Class C*	1
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 131.18
Class T	14.21
Class B	2.28
Class C	35.20
Convertible Securities	1,716.16
Institutional Class	107.19
	$ 2,005

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,111	$ 1,550
Class T	84	141
Class B	6	21
Class C	159	325
Convertible Securities	20,386	54,250
Institutional Class	963	1,015
Total	$ 22,709	$ 57,302
From net realized gain
Class A	$ 831	$ -
Class T	77	-
Class B	9	-
Class C	204	-
Convertible Securities	14,428	-
Institutional Class	703	-
Total	$ 16,252	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	2,393	3,645	$ 75,403	$ 104,151
Reinvestment of distributions	33	29	1,023	798
Shares redeemed	(1,443)	(1,026)	(45,511)	(29,257)
Net increase (decrease)	983	2,648	$ 30,915	$ 75,692
Class T
Shares sold	153	221	$ 4,823	$ 6,444
Reinvestment of distributions	5	5	152	131
Shares redeemed	(64)	(55)	(2,022)	(1,543)
Net increase (decrease)	94	171	$ 2,953	$ 5,032
Class B
Shares sold	5	15	$ 130	$ 457
Reinvestment of distributions	-*	1	13	17
Shares redeemed	(3)	(9)	(108)	(262)
Net increase (decrease)	2	7	$ 35	$ 212
Class C
Shares sold	514	525	$ 16,112	$ 15,197
Reinvestment of distributions	9	9	288	251
Shares redeemed	(90)	(111)	(2,831)	(3,082)
Net increase (decrease)	433	423	$ 13,569	$ 12,366
Convertible Securities
Shares sold	6,418	11,592	$ 202,397	$ 331,904
Reinvestment of distributions	990	1,755	30,715	48,352
Shares redeemed	(5,753)	(14,006)	(181,014)	(393,593)
Net increase (decrease)	1,655	(659)	$ 52,098	$ (13,337)
Institutional Class
Shares sold	2,494	3,063	$ 78,621	$ 89,027
Reinvestment of distributions	42	26	1,303	749
Shares redeemed	(1,447)	(672)	(45,190)	(19,460)
Net increase (decrease)	1,089	2,417	$ 34,734	$ 70,316

* Amount represents four hundred and six shares.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CVS-USAN-0714
1.786810.111

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Class A, Class T, Class B, and
Class C are classes of Fidelity®
Convertible Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.84%
Actual		$ 1,000.00	$ 1,070.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.12%
Actual		$ 1,000.00	$ 1,069.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.68%
Actual		$ 1,000.00	$ 1,066.40	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.45
Class C	1.60%
Actual		$ 1,000.00	$ 1,066.60	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Convertible Securities	.56%
Actual		$ 1,000.00	$ 1,072.30	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,072.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.5	5.2
Ford Motor Co. 4.25% 11/15/16	4.8	5.7
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.2
General Motors Co.	4.1	6.9
Micron Technology, Inc. 1.875% 8/1/31	3.5	2.8
Bank of America Corp. Series L, 7.25%	3.3	2.2
Citigroup, Inc.	2.8	3.5
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.7
Micron Technology, Inc. 3.125% 5/1/32	2.6	2.2
Peabody Energy Corp. 4.75% 12/15/41	2.5	2.9
	37.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	20.6
Information Technology	15.5	19.2
Financials	15.2	13.2
Health Care	12.2	9.0
Industrials	11.3	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Convertible Securities 69.7%		Convertible Securities 78.0%
	Stocks 16.6%		Stocks 10.1%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 13.7%		Short-Term Investments and Net Other Assets (Liabilities) 11.8%
* Foreign investments	2.6%	** Foreign investments	2.9%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 53.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 4.8%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 126,271
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	3,160	3,407
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	119,644
Household Durables - 1.7%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,793	5,964
Lennar Corp. 3.25% 11/15/21 (d)	20,630	37,353
		43,317
Media - 0.5%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	13,561
TOTAL CONSUMER DISCRETIONARY		306,200
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,904
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	31,680
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,631
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	24,300
Peabody Energy Corp. 4.75% 12/15/41	83,850	65,246
Western Refining, Inc. 5.75% 6/15/14	7,295	31,638
		162,495
TOTAL ENERGY		169,399
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,588
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,826
TOTAL FINANCIALS		19,414
HEALTH CARE - 10.7%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	45,970	51,343
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 55,213
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	11,094
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,138
		127,788
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	31,000	34,139
Hologic, Inc. 2% 3/1/42 (c)	22,716	24,959
		59,098
Health Care Providers & Services - 2.5%
Molina Healthcare, Inc. 1.125% 1/15/20	11,000	13,688
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,219
3.75% 12/15/25	3,610	8,696
3.75% 4/1/42	10,000	15,925
WellPoint, Inc. 2.75% 10/15/42	16,830	26,129
		66,657
Pharmaceuticals - 1.0%
Akorn, Inc. 3.5% 6/1/16	5,000	16,063
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	11,543
		27,606
TOTAL HEALTH CARE		281,149
INDUSTRIALS - 7.4%
Airlines - 3.4%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	71,612
UAL Corp. 6% 10/15/29	3,600	18,410
		90,022
Electrical Equipment - 0.6%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	14,645
Machinery - 3.4%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	6,724
2.375% 5/15/26	8,000	9,780
3.5% 4/1/18	12,860	21,123
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 22,980
Trinity Industries, Inc. 3.875% 6/1/36	15,000	27,656
		88,263
TOTAL INDUSTRIALS		192,930
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33 (d)	10,000	9,931
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,181
2.25% 5/15/41 (d)	7,000	6,593
		14,774
Internet Software & Services - 1.2%
VeriSign, Inc. 3.25% 8/15/37	10,000	15,500
Web.com Group, Inc. 1% 8/15/18	5,000	5,991
WebMD Health Corp. 2.5% 1/31/18	10,000	10,176
		31,667
Semiconductors & Semiconductor Equipment - 9.7%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	90,975
3% 11/15/43	15,000	17,681
3.125% 5/1/32	23,000	68,008
Novellus Systems, Inc. 2.625% 5/15/41	20,000	37,813
ON Semiconductor Corp. 2.625% 12/15/26	29,512	34,289
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	6,607
		255,373
Software - 2.2%
Nuance Communications, Inc.:
2.75% 8/15/27	25,585	26,321
2.75% 11/1/31	32,000	32,120
		58,441
TOTAL INFORMATION TECHNOLOGY		370,186
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,361
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	6,489
TOTAL MATERIALS		8,850
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. 7% 3/15/15	30,000	50,325
TOTAL CONVERTIBLE BONDS (Cost $1,060,779)		1,398,453
Common Stocks - 16.6%
	Shares
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 4.1%
General Motors Co.	3,126,368	108,110
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	14,894
Liberty Global PLC:
Class A (a)	110,641	4,981
Class C	275,873	11,807
		31,682
TOTAL CONSUMER DISCRETIONARY		139,793
FINANCIALS - 3.5%
Banks - 2.8%
Citigroup, Inc.	1,545,034	73,497
Insurance - 0.7%
MetLife, Inc.	254,560	12,965
MetLife, Inc. unit	200,000	5,912
		18,877
TOTAL FINANCIALS		92,374
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. (a)	821,302	$ 38,601
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,486
Airlines - 0.8%
United Continental Holdings, Inc. (a)	474,948	21,073
Building Products - 0.1%
Allegion PLC	57,913	3,034
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,393
Road & Rail - 1.4%
Hertz Global Holdings, Inc. (a)	1,206,637	35,620
TOTAL INDUSTRIALS		80,606
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Viasystems Group, Inc. (a)	549,643	5,705
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	1,435,900	12,478
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,261
NetApp, Inc.	76,367	2,826
		18,087
TOTAL INFORMATION TECHNOLOGY		36,270
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)	1,069,905	46,701
TOTAL COMMON STOCKS (Cost $342,739)		434,345
Convertible Preferred Stocks - 16.4%
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd. 4.875%	237,000	$ 24,985
Post Holdings, Inc.:
3.75% (d)	100,000	11,700
Series C, 2.50% (d)	100,000	10,107
		46,792
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	61,062
FINANCIALS - 11.0%
Banks - 9.9%
Bank of America Corp. Series L, 7.25%	74,135	88,225
Huntington Bancshares, Inc. 8.50%	2,100	2,762
Wells Fargo & Co. 7.50%	137,632	169,557
		260,544
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,361
Crown Castle International Corp. Series A, 4.50%	72,900	7,583
Weyerhaeuser Co. Series A, 6.375%	271,200	15,891
		28,835
TOTAL FINANCIALS		289,379
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	3,007
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,528
TOTAL INDUSTRIALS		20,535
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	13,189
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $377,253)		430,957
Money Market Funds - 14.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $371,981)	371,981,395	$ 371,981
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,152,752)		2,635,736
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,947)
NET ASSETS - 100%		$ 2,621,789
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,549,000 or 12.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,793	$ 139,792	$ -	$ 1
Consumer Staples	46,792	-	46,792	-
Energy	61,062	-	61,062	-
Financials	381,753	352,367	29,386	-
Health Care	38,601	38,601	-	-
Industrials	101,141	101,141	-	-
Information Technology	36,270	36,270	-	-
Materials	13,189	-	13,189	-
Telecommunication Services	46,701	46,701	-	-
Corporate Bonds	1,398,453	-	1,398,453	-
Money Market Funds	371,981	371,981	-	-
Total Investments in Securities:	$ 2,635,736	$ 1,086,853	$ 1,548,882	$ 1
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.0%
BBB	6.9%
BB	9.8%
B	13.7%
CCC,CC,C	4.2%
Not Rated	17.7%
Other Investments	33.0%
Short-Term Investments and Net Other Assets	13.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,780,771)	$ 2,263,755
Fidelity Central Funds (cost $371,981)	371,981
Total Investments (cost $2,152,752)		$ 2,635,736
Receivable for investments sold		12,268
Receivable for fund shares sold		2,480
Dividends receivable		3,095
Interest receivable		7,930
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Total assets		2,661,543

Liabilities
Payable for investments purchased	$ 35,715
Payable for fund shares redeemed	2,783
Accrued management fee	733
Distribution and service plan fees payable	74
Other affiliated payables	407
Other payables and accrued expenses	42
Total liabilities		39,754

Net Assets		$ 2,621,789
Net Assets consist of:
Paid in capital		$ 2,133,394
Undistributed net investment income		8,662
Accumulated undistributed net realized gain (loss) on investments		(3,251)
Net unrealized appreciation (depreciation) on investments		482,984
Net Assets		$ 2,621,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,023.3 ÷ 4,649.86 shares)	$ 32.48

Maximum offering price per share (100/94.25 of $32.48)	$ 34.46
Class T: Net Asset Value and redemption price per share ($14,272.8 ÷ 439.37 shares)	$ 32.48

Maximum offering price per share (100/96.50 of $32.48)	$ 33.66
Class B: Net Asset Value and offering price per share ($1,476.6 ÷ 45.53 shares)A	$ 32.43

Class C: Net Asset Value and offering price per share ($43,562.4 ÷ 1,348.92 shares)A	$ 32.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,278,791.6 ÷ 69,892.85 shares)	$ 32.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($132,662.4 ÷ 4,074.65 shares)	$ 32.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,621
Interest		16,304
Income from Fidelity Central Funds		169
Total income		28,094

Expenses
Management fee Basic fee	$ 5,663
Performance adjustment	(1,203)
Transfer agent fees	2,005
Distribution and service plan fees	399
Accounting fees and expenses	374
Custodian fees and expenses	15
Independent trustees' compensation	5
Registration fees	138
Audit	43
Legal	47
Miscellaneous	7
Total expenses before reductions	7,493
Expense reductions	(4)	7,489
Net investment income (loss)		20,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,593
Change in net unrealized appreciation (depreciation) on investment securities		95,376
Net gain (loss)		151,969
Net increase (decrease) in net assets resulting from operations		$ 172,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,605	$ 45,673
Net realized gain (loss)	56,593	60,873
Change in net unrealized appreciation (depreciation)	95,376	363,548
Net increase (decrease) in net assets resulting from operations	172,574	470,094
Distributions to shareholders from net investment income	(22,709)	(57,302)
Distributions to shareholders from net realized gain	(16,252)	-
Total distributions	(38,961)	(57,302)
Share transactions - net increase (decrease)	134,304	150,281
Total increase (decrease) in net assets	267,917	563,073

Net Assets
Beginning of period	2,353,872	1,790,799
End of period (including undistributed net investment income of $8,662 and undistributed net investment income of $10,766, respectively)	$ 2,621,789	$ 2,353,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.22	.57	.68	.72	.75	.58
Net realized and unrealized gain (loss)	1.94J	5.88	2.22	(1.34)	3.01	8.53
Total from investment operations	2.16	6.45	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.26)	(.74)	(.67)	(.75)	(.79)	(.65)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.47)	(.74)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 32.48	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total ReturnB, C, D	7.09%J	26.12%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of all reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Net investment income (loss)	1.40%A	1.99%	2.79%	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 151	$ 113	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.71%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.18	.48	.60	.65	.69	.57
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.52
Total from investment operations	2.11	6.37	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.22)	(.66)	(.60)	(.67)	(.72)	(.63)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.43)	(.66)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 32.48	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total ReturnB, C, D	6.91%J	25.73%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of fee waivers, if any	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of all reductions	1.12%A	1.30%	1.36%	1.17%	1.13%	1.25%A
Net investment income (loss)	1.12%A	1.68%	2.47%	2.55%	3.03%	3.83%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 11	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.09	.32	.47	.51	.56	.50
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.51
Total from investment operations	2.02	6.21	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.12)	(.51)	(.47)	(.52)	(.62)	(.58)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.33)	(.51)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 32.43	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total ReturnB, C, D	6.64%J	25.05%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of fee waivers, if any	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of all reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Net investment income (loss)	.55%A	1.15%	1.95%	2.00%	2.47%	3.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.10	.34	.49	.51	.56	.47
Net realized and unrealized gain (loss)	1.92J	5.87	2.22	(1.33)	3.01	8.53
Total from investment operations	2.02	6.21	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.15)	(.55)	(.49)	(.57)	(.63)	(.59)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.36)	(.55)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 32.29	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total ReturnB, C, D	6.66%J	25.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60%A	1.78%	1.82%	1.67%	1.66%	1.80%A
Expenses net of fee waivers, if any	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Expenses net of all reductions	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Net investment income (loss)	.63%A	1.20%	2.01%	2.06%	2.50%	3.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 28	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Income from Investment Operations
Net investment income (loss)D	.26	.64	.75	.79	.81	.96
Net realized and unrealized gain (loss)	1.95H	5.91	2.23	(1.35)	3.02	7.78
Total from investment operations	2.21	6.55	2.98	(.56)	3.83	8.74
Distributions from net investment income	(.30)	(.81)	(.74)	(.81)	(.84)	(.99)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.51)	(.81)	(.74)	(.81)	(.84)	(.99)
Net asset value, end of period	$ 32.60	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Total ReturnB, C	7.23%H	26.44%	13.20%	(2.54)%	18.37%	67.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.73%	.76%	.61%	.59%	.70%
Expenses net of fee waivers, if any	.56%A	.72%	.76%	.61%	.59%	.69%
Expenses net of all reductions	.56%A	.72%	.76%	.61%	.59%	.69%
Net investment income (loss)	1.68%A	2.26%	3.07%	3.12%	3.57%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 2,279	$ 2,109	$ 1,733	$ 1,904	$ 2,287	$ 2,340
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.26	.64	.74	.77	.80	.63
Net realized and unrealized gain (loss)	1.94I	5.89	2.22	(1.33)	3.02	8.54
Total from investment operations	2.20	6.53	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.29)	(.80)	(.73)	(.81)	(.84)	(.67)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.50)	(.80)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 32.56	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total ReturnB, C	7.22%I	26.42%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of fee waivers, if any	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of all reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Net investment income (loss)	1.65%A	2.22%	3.03%	3.07%	3.56%	4.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 92	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,931
Gross unrealized depreciation	(65,462)
Net unrealized appreciation (depreciation) on securities and other investments	$ 482,469

Tax cost	$ 2,153,267

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (56,392)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,101 and $263,687, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 181	$ 3
Class T	.25%	.25%	32	-*
Class B	.75%	.25%	7	5
Class C	.75%	.25%	179	77
			$ 399	$ 85

* Amount represents forty-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	1
Class C*	1
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 131.18
Class T	14.21
Class B	2.28
Class C	35.20
Convertible Securities	1,716.16
Institutional Class	107.19
	$ 2,005

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,111	$ 1,550
Class T	84	141
Class B	6	21
Class C	159	325
Convertible Securities	20,386	54,250
Institutional Class	963	1,015
Total	$ 22,709	$ 57,302
From net realized gain
Class A	$ 831	$ -
Class T	77	-
Class B	9	-
Class C	204	-
Convertible Securities	14,428	-
Institutional Class	703	-
Total	$ 16,252	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	2,393	3,645	$ 75,403	$ 104,151
Reinvestment of distributions	33	29	1,023	798
Shares redeemed	(1,443)	(1,026)	(45,511)	(29,257)
Net increase (decrease)	983	2,648	$ 30,915	$ 75,692
Class T
Shares sold	153	221	$ 4,823	$ 6,444
Reinvestment of distributions	5	5	152	131
Shares redeemed	(64)	(55)	(2,022)	(1,543)
Net increase (decrease)	94	171	$ 2,953	$ 5,032
Class B
Shares sold	5	15	$ 130	$ 457
Reinvestment of distributions	-*	1	13	17
Shares redeemed	(3)	(9)	(108)	(262)
Net increase (decrease)	2	7	$ 35	$ 212
Class C
Shares sold	514	525	$ 16,112	$ 15,197
Reinvestment of distributions	9	9	288	251
Shares redeemed	(90)	(111)	(2,831)	(3,082)
Net increase (decrease)	433	423	$ 13,569	$ 12,366
Convertible Securities
Shares sold	6,418	11,592	$ 202,397	$ 331,904
Reinvestment of distributions	990	1,755	30,715	48,352
Shares redeemed	(5,753)	(14,006)	(181,014)	(393,593)
Net increase (decrease)	1,655	(659)	$ 52,098	$ (13,337)
Institutional Class
Shares sold	2,494	3,063	$ 78,621	$ 89,027
Reinvestment of distributions	42	26	1,303	749
Shares redeemed	(1,447)	(672)	(45,190)	(19,460)
Net increase (decrease)	1,089	2,417	$ 34,734	$ 70,316

* Amount represents four hundred and six shares.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ACVS-USAN-0714
1.884069.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Convertible Securities

Fund - Institutional Class

Semiannual Report

May 31, 2014

(Fidelity Cover Art)

Institutional Class is a class
of Fidelity® Convertible
Securities Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2013 to May 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value December 1, 2013	Ending Account Value May 31, 2014	Expenses Paid During Period* December 1, 2013 to May 31, 2014
Class A	.84%
Actual		$ 1,000.00	$ 1,070.90	$ 4.34
HypotheticalA		$ 1,000.00	$ 1,020.74	$ 4.23
Class T	1.12%
Actual		$ 1,000.00	$ 1,069.10	$ 5.78
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class B	1.68%
Actual		$ 1,000.00	$ 1,066.40	$ 8.66
HypotheticalA		$ 1,000.00	$ 1,016.55	$ 8.45
Class C	1.60%
Actual		$ 1,000.00	$ 1,066.60	$ 8.24
HypotheticalA		$ 1,000.00	$ 1,016.95	$ 8.05
Convertible Securities	.56%
Actual		$ 1,000.00	$ 1,072.30	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
Institutional Class	.59%
Actual		$ 1,000.00	$ 1,072.20	$ 3.05
HypotheticalA		$ 1,000.00	$ 1,021.99	$ 2.97

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Investments as of May 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Wells Fargo & Co. 7.50%	6.5	5.2
Ford Motor Co. 4.25% 11/15/16	4.8	5.7
MGM Mirage, Inc. 4.25% 4/15/15	4.6	4.2
General Motors Co.	4.1	6.9
Micron Technology, Inc. 1.875% 8/1/31	3.5	2.8
Bank of America Corp. Series L, 7.25%	3.3	2.2
Citigroup, Inc.	2.8	3.5
Continental Airlines, Inc. 4.5% 1/15/15	2.7	2.7
Micron Technology, Inc. 3.125% 5/1/32	2.6	2.2
Peabody Energy Corp. 4.75% 12/15/41	2.5	2.9
	37.4
Top Five Market Sectors as of May 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	17.0	20.6
Information Technology	15.5	19.2
Financials	15.2	13.2
Health Care	12.2	9.0
Industrials	11.3	10.9
Asset Allocation (% of fund's net assets)
As of May 31, 2014*		As of November 30, 2013**
	Convertible Securities 69.7%		Convertible Securities 78.0%
	Stocks 16.6%		Stocks 10.1%
	Nonconvertible Bonds 0.0%		Nonconvertible Bonds 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 13.7%		Short-Term Investments and Net Other Assets (Liabilities) 11.8%
* Foreign investments	2.6%	** Foreign investments	2.9%

Semiannual Report

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Convertible Bonds - 53.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 11.7%
Automobiles - 4.8%
Ford Motor Co. 4.25% 11/15/16	$ 66,000	$ 126,271
Diversified Consumer Services - 0.1%
Carriage Services, Inc. 2.75% 3/15/21 (d)	3,160	3,407
Hotels, Restaurants & Leisure - 4.6%
MGM Mirage, Inc. 4.25% 4/15/15	82,300	119,644
Household Durables - 1.7%
K. Hovnanian Enterprises, Inc. 6% 12/1/17	4,793	5,964
Lennar Corp. 3.25% 11/15/21 (d)	20,630	37,353
		43,317
Media - 0.5%
XM Satellite Radio, Inc. 7% 12/1/14 (d)	7,500	13,561
TOTAL CONSUMER DISCRETIONARY		306,200
ENERGY - 6.5%
Energy Equipment & Services - 0.3%
SEACOR Holdings, Inc. 3% 11/15/28 (d)	7,000	6,904
Oil, Gas & Consumable Fuels - 6.2%
Chesapeake Energy Corp. 2.5% 5/15/37	30,000	31,680
Clean Energy Fuels Corp. 5.25% 10/1/18 (d)	10,000	9,631
Cobalt International Energy, Inc. 2.625% 12/1/19	25,920	24,300
Peabody Energy Corp. 4.75% 12/15/41	83,850	65,246
Western Refining, Inc. 5.75% 6/15/14	7,295	31,638
		162,495
TOTAL ENERGY		169,399
FINANCIALS - 0.7%
Insurance - 0.6%
Fidelity National Financial, Inc. 4.25% 8/15/18	10,000	16,588
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. 2% 4/1/20	2,000	2,826
TOTAL FINANCIALS		19,414
HEALTH CARE - 10.7%
Biotechnology - 4.9%
Cubist Pharmaceuticals, Inc.:
1.125% 9/1/18 (d)	45,970	51,343
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Cubist Pharmaceuticals, Inc.: - continued
1.875% 9/1/20 (d)	$ 49,270	$ 55,213
Orexigen Therapeutics, Inc. 2.75% 12/1/20 (d)	10,000	11,094
Spectrum Pharmaceuticals, Inc. 2.75% 12/15/18 (d)	10,000	10,138
		127,788
Health Care Equipment & Supplies - 2.3%
Alere, Inc. 3% 5/15/16	31,000	34,139
Hologic, Inc. 2% 3/1/42 (c)	22,716	24,959
		59,098
Health Care Providers & Services - 2.5%
Molina Healthcare, Inc. 1.125% 1/15/20	11,000	13,688
Omnicare, Inc.:
3.25% 12/15/35	2,086	2,219
3.75% 12/15/25	3,610	8,696
3.75% 4/1/42	10,000	15,925
WellPoint, Inc. 2.75% 10/15/42	16,830	26,129
		66,657
Pharmaceuticals - 1.0%
Akorn, Inc. 3.5% 6/1/16	5,000	16,063
Isis Pharmaceuticals, Inc. 2.75% 10/1/19	6,000	11,543
		27,606
TOTAL HEALTH CARE		281,149
INDUSTRIALS - 7.4%
Airlines - 3.4%
Continental Airlines, Inc. 4.5% 1/15/15	30,280	71,612
UAL Corp. 6% 10/15/29	3,600	18,410
		90,022
Electrical Equipment - 0.6%
General Cable Corp. 4.5% 11/15/29 (c)	14,800	14,645
Machinery - 3.4%
Greenbrier Companies, Inc.:
2.375% 5/15/26 (d)	5,500	6,724
2.375% 5/15/26	8,000	9,780
3.5% 4/1/18	12,860	21,123
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Terex Corp. 4% 6/1/15	$ 9,590	$ 22,980
Trinity Industries, Inc. 3.875% 6/1/36	15,000	27,656
		88,263
TOTAL INDUSTRIALS		192,930
INFORMATION TECHNOLOGY - 14.1%
Communications Equipment - 0.4%
JDS Uniphase Corp. 0.625% 8/15/33 (d)	10,000	9,931
Electronic Equipment & Components - 0.6%
Vishay Intertechnology, Inc.:
2.25% 11/15/40 (d)	7,000	8,181
2.25% 5/15/41 (d)	7,000	6,593
		14,774
Internet Software & Services - 1.2%
VeriSign, Inc. 3.25% 8/15/37	10,000	15,500
Web.com Group, Inc. 1% 8/15/18	5,000	5,991
WebMD Health Corp. 2.5% 1/31/18	10,000	10,176
		31,667
Semiconductors & Semiconductor Equipment - 9.7%
Micron Technology, Inc.:
1.875% 8/1/31	30,000	90,975
3% 11/15/43	15,000	17,681
3.125% 5/1/32	23,000	68,008
Novellus Systems, Inc. 2.625% 5/15/41	20,000	37,813
ON Semiconductor Corp. 2.625% 12/15/26	29,512	34,289
Rambus, Inc. 1.125% 8/15/18 (d)	5,500	6,607
		255,373
Software - 2.2%
Nuance Communications, Inc.:
2.75% 8/15/27	25,585	26,321
2.75% 11/1/31	32,000	32,120
		58,441
TOTAL INFORMATION TECHNOLOGY		370,186
Convertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.1%
RPM International, Inc. 2.25% 12/15/20	$ 1,950	$ 2,361
Metals & Mining - 0.2%
Horsehead Holding Corp. 3.8% 7/1/17	5,000	6,489
TOTAL MATERIALS		8,850
TELECOMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
Level 3 Communications, Inc. 7% 3/15/15	30,000	50,325
TOTAL CONVERTIBLE BONDS (Cost $1,060,779)		1,398,453
Common Stocks - 16.6%
	Shares
CONSUMER DISCRETIONARY - 5.3%
Automobiles - 4.1%
General Motors Co.	3,126,368	108,110
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(e)	686	1
Media - 1.2%
Interpublic Group of Companies, Inc.	778,966	14,894
Liberty Global PLC:
Class A (a)	110,641	4,981
Class C	275,873	11,807
		31,682
TOTAL CONSUMER DISCRETIONARY		139,793
FINANCIALS - 3.5%
Banks - 2.8%
Citigroup, Inc.	1,545,034	73,497
Insurance - 0.7%
MetLife, Inc.	254,560	12,965
MetLife, Inc. unit	200,000	5,912
		18,877
TOTAL FINANCIALS		92,374
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 1.5%
Health Care Providers & Services - 1.5%
Tenet Healthcare Corp. (a)	821,302	$ 38,601
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.4%
Textron, Inc.	267,361	10,486
Airlines - 0.8%
United Continental Holdings, Inc. (a)	474,948	21,073
Building Products - 0.1%
Allegion PLC	57,913	3,034
Machinery - 0.4%
Ingersoll-Rand PLC	173,739	10,393
Road & Rail - 1.4%
Hertz Global Holdings, Inc. (a)	1,206,637	35,620
TOTAL INDUSTRIALS		80,606
INFORMATION TECHNOLOGY - 1.4%
Electronic Equipment & Components - 0.2%
Viasystems Group, Inc. (a)	549,643	5,705
Semiconductors & Semiconductor Equipment - 0.5%
ON Semiconductor Corp. (a)	1,435,900	12,478
Technology Hardware, Storage & Peripherals - 0.7%
EMC Corp.	574,571	15,261
NetApp, Inc.	76,367	2,826
		18,087
TOTAL INFORMATION TECHNOLOGY		36,270
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Level 3 Communications, Inc. (a)	1,069,905	46,701
TOTAL COMMON STOCKS (Cost $342,739)		434,345
Convertible Preferred Stocks - 16.4%
	Shares	Value (000s)
CONSUMER STAPLES - 1.8%
Food Products - 1.8%
Bunge Ltd. 4.875%	237,000	$ 24,985
Post Holdings, Inc.:
3.75% (d)	100,000	11,700
Series C, 2.50% (d)	100,000	10,107
		46,792
ENERGY - 2.3%
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp. Series A, 5.75% (d)	50,700	61,062
FINANCIALS - 11.0%
Banks - 9.9%
Bank of America Corp. Series L, 7.25%	74,135	88,225
Huntington Bancshares, Inc. 8.50%	2,100	2,762
Wells Fargo & Co. 7.50%	137,632	169,557
		260,544
Real Estate Investment Trusts - 1.1%
American Tower Corp. Series A, 5.25% (a)	50,100	5,361
Crown Castle International Corp. Series A, 4.50%	72,900	7,583
Weyerhaeuser Co. Series A, 6.375%	271,200	15,891
		28,835
TOTAL FINANCIALS		289,379
INDUSTRIALS - 0.8%
Aerospace & Defense - 0.1%
United Technologies Corp. 7.50%	45,700	3,007
Road & Rail - 0.7%
Genesee & Wyoming, Inc. 5.00%	137,000	17,528
TOTAL INDUSTRIALS		20,535
MATERIALS - 0.5%
Metals & Mining - 0.5%
ArcelorMittal SA 6.00%	568,500	13,189
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $377,253)		430,957
Money Market Funds - 14.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.10% (b) (Cost $371,981)	371,981,395	$ 371,981
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,152,752)		2,635,736
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(13,947)
NET ASSETS - 100%		$ 2,621,789
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $319,549,000 or 12.2% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 1
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 169
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 139,793	$ 139,792	$ -	$ 1
Consumer Staples	46,792	-	46,792	-
Energy	61,062	-	61,062	-
Financials	381,753	352,367	29,386	-
Health Care	38,601	38,601	-	-
Industrials	101,141	101,141	-	-
Information Technology	36,270	36,270	-	-
Materials	13,189	-	13,189	-
Telecommunication Services	46,701	46,701	-	-
Corporate Bonds	1,398,453	-	1,398,453	-
Money Market Funds	371,981	371,981	-	-
Total Investments in Securities:	$ 2,635,736	$ 1,086,853	$ 1,548,882	$ 1
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
AAA,AA,A	1.0%
BBB	6.9%
BB	9.8%
B	13.7%
CCC,CC,C	4.2%
Not Rated	17.7%
Other Investments	33.0%
Short-Term Investments and Net Other Assets	13.7%
100.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,780,771)	$ 2,263,755
Fidelity Central Funds (cost $371,981)	371,981
Total Investments (cost $2,152,752)		$ 2,635,736
Receivable for investments sold		12,268
Receivable for fund shares sold		2,480
Dividends receivable		3,095
Interest receivable		7,930
Distributions receivable from Fidelity Central Funds		33
Prepaid expenses		1
Total assets		2,661,543

Liabilities
Payable for investments purchased	$ 35,715
Payable for fund shares redeemed	2,783
Accrued management fee	733
Distribution and service plan fees payable	74
Other affiliated payables	407
Other payables and accrued expenses	42
Total liabilities		39,754

Net Assets		$ 2,621,789
Net Assets consist of:
Paid in capital		$ 2,133,394
Undistributed net investment income		8,662
Accumulated undistributed net realized gain (loss) on investments		(3,251)
Net unrealized appreciation (depreciation) on investments		482,984
Net Assets		$ 2,621,789

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	May 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($151,023.3 ÷ 4,649.86 shares)	$ 32.48

Maximum offering price per share (100/94.25 of $32.48)	$ 34.46
Class T: Net Asset Value and redemption price per share ($14,272.8 ÷ 439.37 shares)	$ 32.48

Maximum offering price per share (100/96.50 of $32.48)	$ 33.66
Class B: Net Asset Value and offering price per share ($1,476.6 ÷ 45.53 shares)A	$ 32.43

Class C: Net Asset Value and offering price per share ($43,562.4 ÷ 1,348.92 shares)A	$ 32.29

Convertible Securities: Net Asset Value, offering price and redemption price per share ($2,278,791.6 ÷ 69,892.85 shares)	$ 32.60

Institutional Class: Net Asset Value, offering price and redemption price per share ($132,662.4 ÷ 4,074.65 shares)	$ 32.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)

Investment Income
Dividends		$ 11,621
Interest		16,304
Income from Fidelity Central Funds		169
Total income		28,094

Expenses
Management fee Basic fee	$ 5,663
Performance adjustment	(1,203)
Transfer agent fees	2,005
Distribution and service plan fees	399
Accounting fees and expenses	374
Custodian fees and expenses	15
Independent trustees' compensation	5
Registration fees	138
Audit	43
Legal	47
Miscellaneous	7
Total expenses before reductions	7,493
Expense reductions	(4)	7,489
Net investment income (loss)		20,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		56,593
Change in net unrealized appreciation (depreciation) on investment securities		95,376
Net gain (loss)		151,969
Net increase (decrease) in net assets resulting from operations		$ 172,574

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2014 (Unaudited)	Year ended November 30, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 20,605	$ 45,673
Net realized gain (loss)	56,593	60,873
Change in net unrealized appreciation (depreciation)	95,376	363,548
Net increase (decrease) in net assets resulting from operations	172,574	470,094
Distributions to shareholders from net investment income	(22,709)	(57,302)
Distributions to shareholders from net realized gain	(16,252)	-
Total distributions	(38,961)	(57,302)
Share transactions - net increase (decrease)	134,304	150,281
Total increase (decrease) in net assets	267,917	563,073

Net Assets
Beginning of period	2,353,872	1,790,799
End of period (including undistributed net investment income of $8,662 and undistributed net investment income of $10,766, respectively)	$ 2,621,789	$ 2,353,872

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.22	.57	.68	.72	.75	.58
Net realized and unrealized gain (loss)	1.94J	5.88	2.22	(1.34)	3.01	8.53
Total from investment operations	2.16	6.45	2.90	(.62)	3.76	9.11
Distributions from net investment income	(.26)	(.74)	(.67)	(.75)	(.79)	(.65)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.47)	(.74)	(.67)	(.75)	(.79)	(.65)
Net asset value, end of period	$ 32.48	$ 30.79	$ 25.08	$ 22.85	$ 24.22	$ 21.25
Total ReturnB, C, D	7.09%J	26.12%	12.87%	(2.79)%	18.05%	72.83%
Ratios to Average Net Assets F, I
Expenses before reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of fee waivers, if any	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Expenses net of all reductions	.84%A	.99%	1.04%	.88%	.87%	1.04%A
Net investment income (loss)	1.40%A	1.99%	2.79%	2.84%	3.29%	3.70%A
Supplemental Data
Net assets, end of period (in millions)	$ 151	$ 113	$ 26	$ 33	$ 19	$ 6
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.71%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.18	.48	.60	.65	.69	.57
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.52
Total from investment operations	2.11	6.37	2.82	(.69)	3.70	9.09
Distributions from net investment income	(.22)	(.66)	(.60)	(.67)	(.72)	(.63)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.43)	(.66)	(.60)	(.67)	(.72)	(.63)
Net asset value, end of period	$ 32.48	$ 30.80	$ 25.09	$ 22.87	$ 24.23	$ 21.25
Total ReturnB, C, D	6.91%J	25.73%	12.48%	(3.07)%	17.74%	72.60%
Ratios to Average Net Assets F, I
Expenses before reductions	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of fee waivers, if any	1.12%A	1.30%	1.36%	1.18%	1.13%	1.25%A
Expenses net of all reductions	1.12%A	1.30%	1.36%	1.17%	1.13%	1.25%A
Net investment income (loss)	1.12%A	1.68%	2.47%	2.55%	3.03%	3.83%A
Supplemental Data
Net assets, end of period (in millions)	$ 14	$ 11	$ 4	$ 5	$ 4	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.53%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.09	.32	.47	.51	.56	.50
Net realized and unrealized gain (loss)	1.93J	5.89	2.22	(1.34)	3.01	8.51
Total from investment operations	2.02	6.21	2.69	(.83)	3.57	9.01
Distributions from net investment income	(.12)	(.51)	(.47)	(.52)	(.62)	(.58)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.33)	(.51)	(.47)	(.52)	(.62)	(.58)
Net asset value, end of period	$ 32.43	$ 30.74	$ 25.04	$ 22.82	$ 24.17	$ 21.22
Total ReturnB, C, D	6.64%J	25.05%	11.91%	(3.59)%	17.08%	71.85%
Ratios to Average Net Assets F, I
Expenses before reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of fee waivers, if any	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Expenses net of all reductions	1.68%A	1.83%	1.88%	1.73%	1.69%	1.78%A
Net investment income (loss)	.55%A	1.15%	1.95%	2.00%	2.47%	3.41%A
Supplemental Data
Net assets, end of period (in millions)	$ 1	$ 1	$ 1	$ 1	$ 1	$ 1
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.26%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009H
Selected Per-Share Data
Net asset value, beginning of period	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20	$ 12.79
Income from Investment Operations
Net investment income (loss)E	.10	.34	.49	.51	.56	.47
Net realized and unrealized gain (loss)	1.92J	5.87	2.22	(1.33)	3.01	8.53
Total from investment operations	2.02	6.21	2.71	(.82)	3.57	9.00
Distributions from net investment income	(.15)	(.55)	(.49)	(.57)	(.63)	(.59)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.36)	(.55)	(.49)	(.57)	(.63)	(.59)
Net asset value, end of period	$ 32.29	$ 30.63	$ 24.97	$ 22.75	$ 24.14	$ 21.20
Total ReturnB, C, D	6.66%J	25.12%	12.01%	(3.57)%	17.13%	71.81%
Ratios to Average Net Assets F, I
Expenses before reductions	1.60%A	1.78%	1.82%	1.67%	1.66%	1.80%A
Expenses net of fee waivers, if any	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Expenses net of all reductions	1.60%A	1.77%	1.82%	1.67%	1.66%	1.80%A
Net investment income (loss)	.63%A	1.20%	2.01%	2.06%	2.50%	3.17%A
Supplemental Data
Net assets, end of period (in millions)	$ 44	$ 28	$ 12	$ 13	$ 5	$ 2
Portfolio turnover rateG	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.28%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Convertible Securities

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009
Selected Per-Share Data
Net asset value, beginning of period	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30	$ 13.55
Income from Investment Operations
Net investment income (loss)D	.26	.64	.75	.79	.81	.96
Net realized and unrealized gain (loss)	1.95H	5.91	2.23	(1.35)	3.02	7.78
Total from investment operations	2.21	6.55	2.98	(.56)	3.83	8.74
Distributions from net investment income	(.30)	(.81)	(.74)	(.81)	(.84)	(.99)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.51)	(.81)	(.74)	(.81)	(.84)	(.99)
Net asset value, end of period	$ 32.60	$ 30.90	$ 25.16	$ 22.92	$ 24.29	$ 21.30
Total ReturnB, C	7.23%H	26.44%	13.20%	(2.54)%	18.37%	67.65%
Ratios to Average Net Assets E, G
Expenses before reductions	.56%A	.73%	.76%	.61%	.59%	.70%
Expenses net of fee waivers, if any	.56%A	.72%	.76%	.61%	.59%	.69%
Expenses net of all reductions	.56%A	.72%	.76%	.61%	.59%	.69%
Net investment income (loss)	1.68%A	2.26%	3.07%	3.12%	3.57%	5.59%
Supplemental Data
Net assets, end of period (in millions)	$ 2,279	$ 2,109	$ 1,733	$ 1,904	$ 2,287	$ 2,340
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. HNet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.85%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended May 31, 2014	Years ended November 30,
	(Unaudited)	2013	2012	2011	2010	2009G
Selected Per-Share Data
Net asset value, beginning of period	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29	$ 12.79
Income from Investment Operations
Net investment income (loss)D	.26	.64	.74	.77	.80	.63
Net realized and unrealized gain (loss)	1.94I	5.89	2.22	(1.33)	3.02	8.54
Total from investment operations	2.20	6.53	2.96	(.56)	3.82	9.17
Distributions from net investment income	(.29)	(.80)	(.73)	(.81)	(.84)	(.67)
Distributions from net realized gain	(.21)	-	-	-	-	-
Total distributions	(.50)	(.80)	(.73)	(.81)	(.84)	(.67)
Net asset value, end of period	$ 32.56	$ 30.86	$ 25.13	$ 22.90	$ 24.27	$ 21.29
Total ReturnB, C	7.22%I	26.42%	13.11%	(2.55)%	18.34%	73.31%
Ratios to Average Net Assets E, H
Expenses before reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of fee waivers, if any	.59%A	.76%	.80%	.65%	.60%	.73%A
Expenses net of all reductions	.59%A	.76%	.80%	.65%	.60%	.73%A
Net investment income (loss)	1.65%A	2.22%	3.03%	3.07%	3.56%	4.19%A
Supplemental Data
Net assets, end of period (in millions)	$ 133	$ 92	$ 14	$ 23	$ 6	$ 3
Portfolio turnover rateF	24%A	22%	20%	24%	28%	31%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the period February 19, 2009 (commencement of sale of shares) to November 30, 2009. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. INet realized and unrealized gain (loss) per share reflects proceeds received from litigation which amounted to $.12 per share. Excluding these litigation proceeds, the total return would have been 6.84%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended May 31, 2014 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Convertible Securities Fund (the Fund) is a fund of Fidelity Financial Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Convertible Securities and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of May 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 547,931
Gross unrealized depreciation	(65,462)
Net unrealized appreciation (depreciation) on securities and other investments	$ 482,469

Tax cost	$ 2,153,267

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (56,392)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $279,101 and $263,687, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .15% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Convertible Securities as compared to its benchmark index, the BofA Merrill LynchSM All US Convertibles Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 181	$ 3
Class T	.25%	.25%	32	-*
Class B	.75%	.25%	7	5
Class C	.75%	.25%	179	77
			$ 399	$ 85

* Amount represents forty-one dollars.

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 31
Class T	4
Class B*	1
Class C*	1
$ 37

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 131.18
Class T	14.21
Class B	2.28
Class C	35.20
Convertible Securities	1,716.16
Institutional Class	107.19
	$ 2,005

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $1 for the period.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $4.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2014	Year ended November 30, 2013
From net investment income
Class A	$ 1,111	$ 1,550
Class T	84	141
Class B	6	21
Class C	159	325
Convertible Securities	20,386	54,250
Institutional Class	963	1,015
Total	$ 22,709	$ 57,302
From net realized gain
Class A	$ 831	$ -
Class T	77	-
Class B	9	-
Class C	204	-
Convertible Securities	14,428	-
Institutional Class	703	-
Total	$ 16,252	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended May 31, 2014	Year ended November 30, 2013	Six months ended May 31, 2014	Year ended November 30, 2013
Class A
Shares sold	2,393	3,645	$ 75,403	$ 104,151
Reinvestment of distributions	33	29	1,023	798
Shares redeemed	(1,443)	(1,026)	(45,511)	(29,257)
Net increase (decrease)	983	2,648	$ 30,915	$ 75,692
Class T
Shares sold	153	221	$ 4,823	$ 6,444
Reinvestment of distributions	5	5	152	131
Shares redeemed	(64)	(55)	(2,022)	(1,543)
Net increase (decrease)	94	171	$ 2,953	$ 5,032
Class B
Shares sold	5	15	$ 130	$ 457
Reinvestment of distributions	-*	1	13	17
Shares redeemed	(3)	(9)	(108)	(262)
Net increase (decrease)	2	7	$ 35	$ 212
Class C
Shares sold	514	525	$ 16,112	$ 15,197
Reinvestment of distributions	9	9	288	251
Shares redeemed	(90)	(111)	(2,831)	(3,082)
Net increase (decrease)	433	423	$ 13,569	$ 12,366
Convertible Securities
Shares sold	6,418	11,592	$ 202,397	$ 331,904
Reinvestment of distributions	990	1,755	30,715	48,352
Shares redeemed	(5,753)	(14,006)	(181,014)	(393,593)
Net increase (decrease)	1,655	(659)	$ 52,098	$ (13,337)
Institutional Class
Shares sold	2,494	3,063	$ 78,621	$ 89,027
Reinvestment of distributions	42	26	1,303	749
Shares redeemed	(1,447)	(672)	(45,190)	(19,460)
Net increase (decrease)	1,089	2,417	$ 34,734	$ 70,316

* Amount represents four hundred and six shares.

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

ACVSI-USAN-0714
1.884061.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Financial Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Financial Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Financial Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 28, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 28, 2014